UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08738
                                                    ----------------------------

                         ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        50 Rockefeller Plaza, 15th Floor
                               NEW YORK, NY 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Gabrielle Bailey
                    Atlantic Trust Private Wealth Management
                              50 Rockefeller Plaza
                                   15th Floor
                               NEW YORK, NY 10020
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 655-7022
                                                          ---------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

                     Date of reporting period: MAY 31, 2006
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                     ATLANTIC WHITEHALL FUNDS

Atlantic Whitehall Growth Fund
Atlantic Whitehall Mid-Cap Growth Fund
Atlantic Whitehall Multi-Cap Global Value Fund
Atlantic Whitehall International Fund
Atlantic Whitehall Equity Income Fund


Atlantic Whitehall Funds Trust
Semi-Annual Report
May 31, 2006

               This report is for the information of the shareholders of Atlantic Whitehall Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

                         ATLANTIC WHITEHALL FUNDS TRUST

--------------------------------------------------------------------------------

Dear Shareholder:

At the January 2006 meeting of the Board of Trustees (the "Board"), I was elected President and Trustee of the Atlantic Whitehall Funds. I have served the funds since early 2003 in my role as Chief Investment Officer of Atlantic Trust Private Wealth Management, and as Co-Portfolio Manager of the Atlantic Whitehall Growth Fund. I look forward to serving fund shareholders as a member of the Board, and I invite you to write me with any questions or comments regarding the Atlantic Whitehall Funds.

We were very pleased to expand our mutual fund family to five funds, with the launch of the Equity Income Fund on December 1, 2005. The Equity Income Fund seeks capital appreciation and a yield for investors that exceeds the yield on securities comprising the Standard & Poor's 500 Stock Index (the "S&P 500"). Further information on this Fund can be found inside this report.

In reviewing the market for the six month period ended May 31, 2006, we saw continued strength as we moved through December 2005 and the first four months of 2006. However, tempered by inflation fears, slowing economic growth, and possible further interest rate hikes, the market pulled-back sharply in May. The S&P 500 was down 2.9% for the month of May, and the Russell Mid-Cap Growth Index was down 4.7%. Overall, the market experienced gains during this six month reporting period with the S&P 500 Index up 2.6%, and the Russell Mid-Cap Growth Index up 4.1%. Equity valuations based on estimated earnings for 2006 appear low relative to interest rates and inflation. We feel this presents a relative undervaluation of stocks, and an opportunity for further appreciation as the year progresses.

The following pages present a discussion from the portfolio managers on each fund. We hope you find this information helpful.

As always, we appreciate your confidence in Atlantic Whitehall Funds, and you can be sure of our continued commitment to do the best we can to help you pursue your long-term financial goals.

Respectfully,


/s/ Jeffrey Thomas
Jeffrey Thomas
President
Atlantic Whitehall Funds

MANAGEMENT'S DISCUSSION AND ANALYSIS (UNAUDITED)
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL GROWTH FUND

For the six month period ended May 31, 2006 the Atlantic Whitehall Growth Fund Institutional Class was down 3.70% and the Distributor Class was down 3.87%. In comparison, the S&P 500 Index was up 2.61% over the same period.

Market themes during this time period included the underperformance of large-capitalization stocks relative to mid-capitalization stocks, the underperformance of "growth" stocks versus "value" stocks, and the underperformance of higher quality stocks. Given our high quality, large-cap growth oriented investment style, these factors played a key role in explaining a portion of our relative underperformance versus the benchmark.

Stocks of companies with market capitalizations of $15 billion and below represent approximately 20% of the benchmark weight. On average these stocks returned 6.3% during the six month period ended May 31, 2006 (compared to minus 3.1% for stocks with market caps over $65 billion). Our under representation in this lower market cap segment (7% of the Fund vs. 20% of benchmark) cost the portfolio 84 basis points in relative performance during the period.

In addition, "growth" oriented investing styles continue to be out of favor which can be seen in the performance of the Russell style indexes. For the six month period ended May 31, 2006, the Russell 1000 Growth Index fell 0.80% while the Russell 1000 Value Index was up 6.62%. Finally, up until recently, higher quality stocks have also underperformed lower quality stocks.

The Energy sector was the strongest contributor to relative performance for the period. A majority of the value created was in the Oil & Gas Services industry where Schlumberger, Ltd (SLB) rose over 37%, over two-and-a-half times the rate of return for the Energy sector in general.

The Health Care sector was the largest negative contributor to performance for the time period. Our overweight position underperformed the benchmark significantly during the period costing the portfolio relative performance. The Managed Care industry was the largest detractor of performance, as concerns over medical cost trends helped cause the group to fall by over 17% during the time period. Health Care Equipment stocks were also particularly weak as the overweight position trailed the benchmark group by 7%. Also among the areas with a negative impact on relative performance was our underweight positions in the more cyclical portions of the Industrial sector (Construction Equipment and Railroads). On the positive side, strength in Boeing Co. (up 17%) and United Technologies Corp. (up 17%) added to performance for the period.

Our overweight position in a weak Technology sector detracted 52 basis points from relative performance in the period. While our stocks performed in line with the sector average, the sector itself was down over 770 basis points in the period.

Despite these "stylistic" factors that have negatively impacted the portfolio, the overall fundamental characteristics of the companies that we invest in continue to meet or exceed those of the benchmark in terms of growth rates, profitability ratios, and quality indicators. We continue to believe that investing in high quality growth oriented companies will provide the opportunity for significant appreciation over time with relatively low levels of risk. We are committed to staying true to our investment philosophy and look forward to better days ahead.

                                DISTRIBUTOR CLASS
                                GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                     Atlantic
                                    Whitehall
                                   Growth Fund,
                                   Distributor      S&P 500
                                      Class          Index
                                   ------------     -------
                Feb-95                10,000         10,000
                Nov-95                12,970         13,153
                Nov-96                16,162         16,816
                Nov-97                20,151         21,609
                Nov-98                23,751         26,726
                Nov-99                34,317         32,309
                Nov-00                34,991         30,942
                Nov-01                31,966         27,164
                Nov-02                25,375         22,679
                Nov-03                29,270         26,099
                Nov-04                29,026         29,453
                Nov-05                31,113         31,939
                May-06                29,909         32,772

This chart compares a $10,000 investment made in Distributor Class Shares of the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (S&P 500) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

---------------------------------------------
       ATLANTIC WHITEHALL GROWTH FUND
             DISTRIBUTOR CLASS
        AVERAGE ANNUAL TOTAL RETURN
            AS OF MAY 31, 2006**
---------------------------------------------
6 MONTHS   1 YEAR   5 YEAR         10 YEAR
---------------------------------------------
(3.87)%*    1.21%   (3.18)%         7.48%
---------------------------------------------

---------------------------------------------
       ATLANTIC WHITEHALL GROWTH FUND
             INSTITUTIONAL CLASS
         AVERAGE ANNUAL TOTAL RETURN
            AS OF MAY 31, 2006**
---------------------------------------------
                              SINCE INCEPTION
6 MONTHS   1 YEAR   5 YEAR      (08/20/03)
---------------------------------------------
(3.70)%*    1.50%     N/A          3.25%
---------------------------------------------

*     Not Annualized.

**    Without certain fee waivers, returns would have been lower.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS (UNAUDITED)
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL MID-CAP GROWTH FUND

For the six month period ended May 31, 2006, the Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class, was up 1.11%. In comparison, the Russell Mid-Cap Growth Index was up 4.11% over the same period.

The period was characterized by a strong start followed by rapid retrenchment. Initially, investors appeared confident in the asset class and aggressively invested in the lower quality, more speculative names. As economic activity moderated and concerns about the direction of the Federal Reserve Board (the "Fed") escalated, investors started to sell holdings, and the higher quality corporate equities benefited by retaining better value.

Despite the market downturn, we continue to see the great majority of holdings in our portfolio sustaining strong fundamental outlooks. Our aggregate portfolio is estimated to grow earnings at roughly 20% in 2006 and continue to grow at between 15%-20% in 2007. Even more importantly, the recent trend of earnings revisions has been mildly positive. Valuations are now at multi-year lows with the portfolio Price/Earning ratio being only roughly 16x the 2007 estimate. Yet, our holdings are predicted to have a 19% long-term growth rate. We are hopeful that continued good fundamental reports will positively revitalize stock prices.

Our relative performance also was bifurcated with the portfolio trailing the benchmark when speculation was at its strongest. As stock prices began their retreat, our holdings better retained their value. Investors had renewed appreciation for strong balance sheets, high returns on invested capital, and leading competitive positioning within their respective industries.

The relative performance was strongest in the Technology and Energy sectors. Nvidia, a manufacturer of graphics processors, and MEMC Electronics, a leading producer of silicon wafers, were particularly strong ideas.

Our biggest laggards were in the Health Care sector. Even with good earnings and positive outlooks, investors avoided many names where there were some regulatory questions. We believe these concerns are short term in nature.

With a combination of renewed market appreciation for high quality equities and a positive economic outlook, we are hopeful of both good absolute and improved relative performance.

                                GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Atlantic
                               Whitehall Mid-Cap       Russell
                                 Growth Fund,          Mid-Cap
                              Institutional Class   Growth Index
                              -------------------   ------------
                Mar-04              10,000             10,000
                May-04              10,040              9,928
                Aug-04               9,430              9,302
                Nov-04              10,650             10,491
                Feb-05              10,860             10,971
                May-05              10,760             10,977
                Aug-05              11,210             11,761
                Nov-05              11,690             12,190
                May-06              11,820             12,691

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (Russell Mid-Cap Growth Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

---------------------------------------------
   ATLANTIC WHITEHALL MID-CAP GROWTH FUND
             INSTITUTIONAL CLASS
                TOTAL RETURN
             AS OF MAY 31, 2006
---------------------------------------------
                              SINCE INCEPTION
6 MONTHS   1 YEAR   5 YEAR      (03/01/04)
---------------------------------------------
 1.11%*    9.85%      N/A          7.72%
---------------------------------------------

*     Not Annualized.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND INVESTS IN MID-SIZED COMPANIES WHICH MAY INVOLVE GREATER RISK AND MORE ABRUPT PRICE FLUCTUATIONS THAN INVESTMENTS MADE IN LARGER COMPANIES. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS (UNAUDITED)
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND

The Atlantic Whitehall Multi-Cap Global Value Fund returned 11.21% during the six month period ended May 31, 2006. The MSCI World Index returned 8.44% during the same period.

Among the major contributors to Fund performance were Vedior N.V., WPP Group PLC, Compass Group PLC and Canon Inc. Major detractors from Fund performance included American Power Conversion Corp., Willis Group Holdings Ltd., Grupo Televisa S.A., WellPoint Inc. and HBOS PLC.

The Fund sold its positions in RadioShack Corp., Sherwin-Williams, Nintendo Co. Ltd., Engelhard and Vulcan Materials Co., and added new positions including Alk-Abello A/S, American Power Conversion Corp., Cisco System, Inc. and HBOS PLC. Denmark-based ALK-Abello is a world leader in the production of allergy vaccines, and recently developed a product with the potential to revolutionize allergy treatment. American Power Conversion is a leading provider of global end-to-end back-up power products and services to protect against many of the primary causes of data loss, hardware damage and downtime. Cisco System is a worldwide leader in networking solutions for the internet. HBOS is U.K.'s largest mortgage and savings provider.

Currency also had a positive impact on the Fund's performance as the U.S. dollar depreciated against most major currencies, particularly against the British pounds, Euro and other European currencies.

Looking forward, we are cautiously optimistic about the opportunities represented in your Fund. More specifically, the range of valuations that one has to pay for businesses in the equity markets has materially compressed over the past six years. As such, some businesses that have historically been categorized as "growth" companies with valuation multiples that we could not make any sense of, are suddenly beginning to represent good value. We have made attempts to capitalize on this valuation compression by adding selective businesses to your Fund from sectors that we have typically avoided due to "sky high" valuations. Ideas such as American Power Conversion Corp., Altera Corp. and Clear Channel Communications, Inc., are all examples of names that have more recently begun to represent good value due to the combination of their growth prospects and more reasonable valuations.

A further reason for our optimism is that we believe your Fund is comprised of companies with management teams in place that can anticipate change rather than simply react to it. This management capability is critical in today's marketplace where the speed with which global economies are integrating, and the rate at which new technologies are being adopted, can result in the almost instantaneous creation or destruction of business opportunities. For example, 34 of the 39 companies in your Fund at quarter-end have recently made material investments in developing markets such as China, Russia, India or Eastern Europe, in order to capitalize on the growth in those regions.

Although the global business landscape is changing at an unprecedented pace, it is important to mention that the discipline we have been applying for over two decades is not. We continue to focus on being "business people who buy businesses." Proprietary insights, patience, focus on margin of safety, extensive research and analytical ability have been our competitive strengths historically, and we will endeavor to build on those strengths in the future.

                                GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                     Atlantic
                                Whitehall Milti-Cap     MSCI
                                Global Value Fund,     World
                                Institutional Class    Index
                                -------------------   -------
                Mar-04                10,000           10,000
                May-04                 9,880            9,811
                Aug-04                 9,490            9,735
                Nov-04                10,400           10,696
                Feb-05                10,885           11,198
                May-05                10,694           10,933
                Aug-05                11,156           11,499
                Nov-05                11,327           11,894
                May-06                12,597           12,898

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (MSCI World Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

----------------------------------------------
ATLANTIC WHITEHALL MULTI-CAP GLOBAL VALUE FUND
              INSTITUTIONAL CLASS
                 TOTAL RETURN
             AS OF MAY 31, 2006**
----------------------------------------------
                              SINCE INCEPTION
6 MONTHS   1 YEAR   5 YEAR       (03/01/04)
----------------------------------------------
11.21%*    17.80%     N/A          10.81%
----------------------------------------------

*     Not Annualized.

**    Without certain fee waivers, returns would have been lower.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS (UNAUDITED)
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL INTERNATIONAL FUND

The Atlantic Whitehall International Fund returned 15.42% for the six-month period ended May 31, 2006, slightly ahead of the MSCI Europe, Australia, and Far East (EAFE) Index gain of 15.30%.

International equities corrected in May as a result of rising inflationary pressures, with the benchmark declining 3.88% in the period, providing a possible inflection point for investors following more than three years of exceptional absolute returns. Our stock selection methodology, which favors companies with proven financial strength, has contributed to significant recent out performance, particularly among the more defensive sectors of the market.

Strong stock selection was most notable in Japan and the Netherlands during the period. Exposure to China, which is not represented in the index, was also beneficial. From a sector perspective, our holdings in Information Technology, Financials and Industrials contributed noticeably to relative performance. The most significant detractors from performance were found in the Materials sectors, as portfolio holdings in this group failed to keep pace with the robust returns delivered by natural resource companies benefiting from strong global demand for commodities, despite somewhat lofty valuations.

We are encouraged by the underlying global economic backdrop, which is proving to be more balanced across North America, Europe, and Asia. The rising interest-rate environment, however, is potentially challenging for equity markets because of the threat to economic growth in 2007. With higher market volatility likely to persist, our investment approach appears well suited for the current market climate. In addition, we continue to find a wide array of companies meeting our investment criteria in most major sectors of the market.

                                GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Atlantic Whitehall      MSCI
                                International Fund,     EAFE
                                Institutional Class    Index
                                -------------------   --------
                9/5/2003              10,000           10,000
                  Nov-03              10,550           11,194
                  Feb-04              11,700           12,522
                  May-04              11,582           12,334
                  Aug-04              11,582           12,263
                  Nov-04              13,069           13,902
                  Feb-05              13,845           14,861
                  May-05              13,129           14,154
                  Aug-05              13,908           15,154
                  Nov-05              14,371           15,742
                  May-06              16,587           18,151

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (MSCI EAFE Index) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

---------------------------------------------
    ATLANTIC WHITEHALL INTERNATIONAL FUND
             INSTITUTIONAL CLASS
                TOTAL RETURN
            AS OF MAY 31, 2006**
---------------------------------------------
                              SINCE INCEPTION
6 MONTHS   1 YEAR   5 YEAR      (09/05/03)
---------------------------------------------
15.42%*    26.34%     N/A         20.29%
---------------------------------------------

*     Not Annualized.

**    Without certain fee waivers, returns would have been lower.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE FUND IS SUBJECT TO RISKS OF INTERNATIONAL INVESTING. THE RISKS OF INTERNATIONAL INVESTING INCLUDE BUT ARE NOT LIMITED TO CURRENCY EXCHANGE RATE VOLATILITY, POLITICAL, SOCIAL OR ECONOMIC INSTABILITY, AND DIFFERENCES IN TAXATION, AUDITING AND OTHER FINANCIAL PRACTICES. THE FUND INVESTS IN EMERGING MARKET SECURITIES THAT PRESENT EVEN GREATER EXPOSURE TO THESE SAME RISKS. STOCK MARKETS IN EMERGING MARKET COUNTRIES ALSO TEND TO BE MUCH MORE VOLATILE DUE TO THEIR RELATIVE IMMATURITY AND PERIODS OF INSTABILITY. THE TABLE DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS (UNAUDITED)
ATLANTIC WHITEHALL FUNDS TRUST
--------------------------------------------------------------------------------

ATLANTIC WHITEHALL EQUITY INCOME FUND

Five months into 2006, we have learned two valuable lessons about today's capital markets: (1) corporate earnings power is stronger and more resilient than many think; and (2) regardless of this fundamental strength, most investors are paying more attention to macroeconomic variables like inflation and slowing Gross Domestic Product growth. We witnessed very few corporate earnings disappointments from last year's fourth and this year's first quarter reports, and as a result, the S&P 500 rose 5.64% from December through April. But this strength was quickly forgotten in the last four weeks of May after the FOMC warned that they were concerned about rising signs of inflation, a pandemic that would need to be halted with further monetary policy tightening. While we anticipate that the Fed will err on the side of caution, and may ultimately overshoot the amount of tightening needed to stave off inflation, we do not feel that this will have a material impact on corporate earnings. Coupled with compelling valuation as the S&P 500 is trading below 15x forward earnings, we remain optimistic on the opportunities for total return in equity markets.

Since the inception of the Fund on December 1, 2005 through May 31, 2006, the Atlantic Whitehall Equity Income Fund was down 0.30%, a return with which we are not pleased as the S&P 500 was up 2.61% and the Russell 1000 Value Index was up 5.33%.

Underperformance for the six months ended May 31st was primarily focused on four sectors. First, our holdings in the Consumer Discretionary sector underperformed those of our benchmark by 450 basis points, the result of weakness in shares of Nike, Inc. (driven by lack of favorable sentiment) and Carnival (earnings shortfall).

Second, our holdings in the Energy sector have for some time been more focused on natural gas than on oil, which was a detriment this past winter as national temperatures were well above normal levels. While the overall sector was up 11% over the last six months, our holdings were up only 7%. Moreover, nearly 25% of the return in the sector came from the Services group, to which we have no exposure.

Technology stocks were the weakest area of the market over the six-month period, and despite our underweight of the group, our relative performance cost the Fund some ground. Among the few stocks in the portfolio that had disappointing fundamental news in the first quarter was Intel, which revealed that it was losing market share and dropped 25% in the first quarter. This was more than enough to offset decent performance among the Fund's other Technology holdings.

Lastly, the portfolio's relative performance was hurt by strong returns among commodity-sensitive stocks in the benchmark, a group that we have underweighted based a lack of a clear long-term investment thesis. Among these stocks, Metals & Mining stocks were up 26% in the six months ended in May.

Offsetting these areas of weakness was very strong performance among the Fund's Industrial and Finance holdings. We have been successfully identifying Industrial stocks with exposure to some of the strongest end markets, particularly defense, aerospace, energy infrastructure and commercial construction. And among Financials, we have had success by underweighting insurance and favoring REIT and capital market exposures.

Our emphasis continues to be on investing in companies with strong free cash flow generation and a disciplined strategy for returning that cash flow to shareholders, whether through share repurchase, dividends or accretive acquisitions. Ideally, we are able to buy these stocks at attractive relative valuations, but unlike many other value oriented strategies, we do not concentrate holdings on deeply discounted areas where fundamentals are weak. Our holding horizon is long-term and our focus is on companies that have proven track records of execution and attractive long-term sustainable growth prospects. Over the long-run, we expect to be rewarded for maintaining this discipline even in times when the market takes on a more speculative nature as we saw until late May.

                                GROWTH OF $10,000

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Atlantic Whitehall
                                 Equity Income***      S&P 500
                                Institutional Class     Index
                                -------------------   -------
                12/1/2005             10,000           10,000
                   Feb-06             10,030           10,296
                   May-06              9,970           10,260

This chart compares a $10,000 investment made in the Fund on its inception date to a hypothetical $10,000 investment made in the index for that Fund (S&P 500) on that date. All dividends and capital gains are reinvested. Indices are unmanaged and investors cannot invest in them. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Prospectus and elsewhere in this report.

-------------------------------------
ATLANTIC WHITEHALL EQUITY INCOME FUND
         INSTITUTIONAL CLASS
            TOTAL RETURN
        AS OF MAY 31, 2006**
-------------------------------------
                     SINCE INCEPTION
 1 YEAR    5 YEAR      (12/01/05)
-------------------------------------
  N/A       N/A         (0.30)%*
-------------------------------------

*     Not Annualized.

*     Without certain fee waivers, returns would have been lower.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL THE ATLANTIC WHITEHALL FUNDS INFORMATION LINE AT 800-994-2533. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 99.14%
              AEROSPACE/DEFENSE - 3.19%
      9,755   Boeing Co. (The).............................     $       812,104
     20,000   United Technologies Corp.....................           1,250,400
                                                                ---------------
                                                                      2,062,504
                                                                ---------------
              BIOTECHNOLOGY - 2.64%
     25,245   Amgen, Inc.*.................................           1,706,310
                                                                ---------------
              DIVERSIFIED MANUFACTURING - 4.25%
     80,385   General Electric Co..........................           2,753,990
                                                                ---------------
              ELECTRONICS - 2.04%
     16,040   Emerson Electric Co. ........................           1,323,621
                                                                ---------------
              FINANCIAL SERVICES - 11.19%
     23,180   American Express Co. ........................           1,260,065
     21,685   Citigroup, Inc. .............................           1,069,070
      7,095   Goldman Sachs Group, Inc. (The)..............           1,070,990
     14,935   Merrill Lynch & Co., Inc. ...................           1,081,443
     30,930   SLM Corp. ...................................           1,662,797
     16,615   Wells Fargo & Co. ...........................           1,102,738
                                                                ---------------
                                                                      7,247,103
                                                                ---------------
              FOOD AND BEVERAGE - 5.92%
     16,955   Hershey Co. (The)............................             964,909
     30,495   PepsiCo, Inc. ...............................           1,843,728
     33,620   Sysco Corp. .................................           1,028,099
                                                                ---------------
                                                                      3,836,736
                                                                ---------------
              HEALTH CARE SERVICES & EQUIPMENT - 12.57%
     41,290   Caremark Rx, Inc. ...........................           1,980,681
     37,000   Medtronic, Inc. .............................           1,868,130
     14,030   St. Jude Medical, Inc.*......................             478,423
     24,845   Stryker Corp.................................           1,090,695
     41,435   UnitedHealth Group, Inc. ....................           1,821,483
     12,620   WellPoint, Inc.*.............................             903,340
                                                                ---------------
                                                                      8,142,752
                                                                ---------------
              HOTELS - 2.08%
     18,610   Mariott International, Inc., Class A.........           1,346,061
                                                                ---------------
              HOUSEHOLD PRODUCTS - 2.53%
     30,220   Procter & Gamble Co. (The)...................           1,639,435
                                                                ---------------
              INSURANCE - 3.63%
     23,160   AFLAC, Inc. .................................           1,083,888
     20,800   American International Group, Inc. ..........           1,264,640
                                                                ---------------
                                                                      2,348,528
                                                                ---------------
              OIL & GAS - 8.41%
     26,790   Apache Corp. ................................           1,738,135
     27,305   BP PLC, SP ADR...............................           1,930,464
     27,130   Schlumberger, Ltd. ..........................           1,778,914
                                                                ---------------
                                                                      5,447,513
                                                                ---------------
              PHARMACEUTICALS - 4.40%
     29,905   Novartis AG, ADR.............................           1,659,129
     32,695   Teva Pharmaceutical Industries Ltd.,
               SP ADR......................................           1,190,425
                                                                ---------------
                                                                      2,849,554
                                                                ---------------

    SHARES                                                           VALUE
    ------                                                           -----

              RETAIL - 9.74%
     24,755   Best Buy Co., Inc. ..........................     $     1,312,015
     36,040   CVS Corp. ...................................           1,005,516
     34,750   Home Depot, Inc. (The).......................           1,324,670
     31,410   Target Corp. ................................           1,536,577
     27,790   Walgreen Co. ................................           1,128,274
                                                                ---------------
                                                                      6,307,052
                                                                ---------------
              SEMICONDUCTORS - 5.96%
     41,945   Analog Devices, Inc. ........................           1,414,805
     33,887   Intel Corp. .................................             610,644
     18,450   Maxim Integrated Products, Inc. .............             566,968
     36,920   Microchip Technology, Inc. ..................           1,266,356
                                                                ---------------
                                                                      3,858,773
                                                                ---------------
              TECHNOLOGY - 13.94%
     25,825   Accenture Ltd., Class A......................             726,974
     12,048   Affiliated Computer Services, Inc.,
               Class A*....................................             601,436
     23,600   Apple Computer, Inc.*........................           1,410,572
     11,470   Cognizant Technology Solutions Corp.*........             676,730
     97,140   EMC Corp./Mass.*.............................           1,243,392
      2,859   Google, Inc., Class A*.......................           1,063,033
     34,650   Hewlett-Packard Co. .........................           1,121,967
     69,375   Microsoft Corp. .............................           1,571,344
     19,045   Network Appliance, Inc.*.....................             609,440
                                                                ---------------
                                                                      9,024,888
                                                                ---------------
              TELECOMMUNICATIONS - 3.69%
     69,290   Cisco Systems, Inc.*.........................           1,363,627
     22,755   Qualcomm, Inc. ..............................           1,028,754
                                                                ---------------
                                                                      2,392,381
                                                                ---------------
              TRANSPORTATION - 1.54%
     12,365   United Parcel Service, Inc., Class B.........             996,001
                                                                ---------------
              UTILITIES - 1.42%
     17,785   Constellation Energy Group, Inc. ............             919,485
                                                                ---------------
              TOTAL COMMON STOCKS..........................          64,202,687
                                                                ---------------
              (Cost $59,450,313)

INVESTMENT COMPANY - 0.03%
     17,150   SSgA Prime Money Market Fund.................              17,150
                                                                ---------------
              TOTAL INVESTMENT COMPANY.....................              17,150
                                                                ---------------
              (Cost $17,150)

              TOTAL INVESTMENTS - 99.17% ..................          64,219,837
                                                                ---------------
              (Cost $59,467,463)

              OTHER ASSETS
              NET OF LIABILITIES - 0.83% ..................             540,194
                                                                ---------------
              NET ASSETS - 100.00% ........................     $    64,760,031
                                                                ===============

_______________________________

*        Non-income producing security

ADR      American Depositary Receipt

SP ADR   Sponsored American Depositary Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks................................................       28.68%
Technology.........................................................       13.94%
Health Care Services & Equipment...................................       12.57%
Financial Services.................................................       11.19%
Retail.............................................................        9.74%
Oil & Gas..........................................................        8.41%
Semiconductors.....................................................        5.96%
Pharmaceuticals....................................................        4.40%
Diversified Manufacturing..........................................        4.25%
Cash and Other Net Assets..........................................        0.86%
                                                                       --------
Total..............................................................      100.00%
                                                                       ========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 97.21%
              BASIC MATERIALS - 1.54%
     34,660   Arch Coal, Inc. .............................     $     1,675,811
                                                                ---------------
              BUILDING - 1.22%
     14,035   Lennar Corp. ................................             672,417
     20,005   Pulte Homes, Inc. ...........................             649,562
                                                                ---------------
                                                                      1,321,979
                                                                ---------------
              CHEMICALS - 1.67%
     63,825   Nalco Holding Co.*...........................           1,098,428
     25,925   Valspar Corp. (The)..........................             713,456
                                                                ---------------
                                                                      1,811,884
                                                                ---------------
              COMMERCIAL SERVICES - 4.53%
     11,290   Apollo Group, Inc., Class A*.................             590,580
     16,260   Corporate Executive Board Co. (The)..........           1,653,967
     36,680   Euronet Worldwide, Inc.*.....................           1,284,900
     20,880   Stericycle, Inc.*............................           1,392,070
                                                                ---------------
                                                                      4,921,517
                                                                ---------------
              ELECTRONICS - 3.26%
     13,920   Garmin Ltd. .................................           1,298,597
     13,770   Harman International.........................           1,166,732
     30,785   Jabil Circuit, Inc.*.........................           1,071,933
                                                                ---------------
                                                                      3,537,262
                                                                ---------------
              FINANCIAL SERVICES - 6.48%
     20,740   Capital One Financial Corp. .................           1,716,650
     32,357   CapitalSource Inc., REIT.....................             758,772
     36,805   CheckFree Corp.*.............................           1,837,674
     16,020   First Marblehead Corp. (The).................             726,827
     19,175   Global Payments, Inc. .......................             893,171
     30,270   Paychex, Inc. ...............................           1,111,212
                                                                ---------------
                                                                      7,044,306
                                                                ---------------
              FOOD AND BEVERAGE - 2.47%
      7,720   Brown-Forman Corp., Class B..................             589,036
     32,275   Whole Foods Market, Inc. ....................           2,097,875
                                                                ---------------
                                                                      2,686,911
                                                                ---------------
              HEALTH CARE SERVICES & EQUIPMENT - 20.28%
     29,700   Biomet, Inc. ................................           1,045,737
     55,830   Caremark Rx, Inc. ...........................           2,678,165
     15,230   Community Health Systems Inc.*...............             574,171
     34,685   Cytyc Corp.*.................................             911,522
     36,255   Express Scripts, Inc.*.......................           2,656,766
     26,655   Kinetic Concepts, Inc.*......................           1,036,879
     25,996   Kyphon Inc*..................................           1,031,781
     19,660   Laboratory Corp. of America Holdings*........           1,167,018
     45,245   Lincare Holdings, Inc.*......................           1,687,639
     21,855   Omnicare, Inc. ..............................           1,013,198
     33,255   Psychiatric Solutions, Inc.*.................             977,697
     25,485   Quest Diagnostic, Inc. ......................           1,420,534
     32,700   ResMed, Inc.*................................           1,486,542
     30,680   Sierra Health Services, Inc.*................           1,264,016
     48,780   St. Jude Medical, Inc.*......................           1,663,398
     28,400   Wellcare Group, Inc*.........................           1,412,900
                                                                ---------------
                                                                     22,027,963
                                                                ---------------

    SHARES                                                           VALUE
    ------                                                           -----

              HOTELS - 1.43%
     21,440   Mariott International, Inc., Class A.........     $     1,550,755
                                                                ---------------
              HOUSEHOLD PRODUCTS - 1.84%
     14,440   Fortune Brands, Inc. ........................           1,068,560
     12,630   Mohawk Industries, Inc.*.....................             930,831
                                                                ---------------
                                                                      1,999,391
                                                                ---------------
              INDUSTRIAL - 1.68%
     20,725   Danaher Corp. ...............................           1,328,680
     14,905   Donaldson Co., Inc. .........................             494,995
                                                                ---------------
                                                                      1,823,675
                                                                ---------------
              LEISURE & ENTERTAINMENT - 1.09%
     15,620   Harrah's Entertainment, Inc. ................           1,187,745
                                                                ---------------
              MULTIMEDIA - 4.52%
     15,515   Getty Images, Inc.*..........................           1,018,870
     19,680   Lamar Advertising Co., Class A*..............           1,072,954
     37,215   Univision Communications, Inc., Class A*.....           1,337,879
     45,015   WebEx Communications, Inc.*..................           1,478,743
                                                                ---------------
                                                                      4,908,446
                                                                ---------------
              OIL & GAS EXPLORATION - 8.97%
     55,075   Chesapeake Energy Corp. .....................           1,684,744
     27,700   Grant Prideco, Inc.*.........................           1,330,708
     14,655   Questar Corp. ...............................           1,079,927
     45,505   Weatherford International Ltd.*..............           2,368,080
     79,516   XTO Energy, Inc. ............................           3,277,650
                                                                ---------------
                                                                      9,741,109
                                                                ---------------
              PHARMACEUTICALS - 1.32%
     15,835   Gilead Sciences, Inc.*.......................             907,820
     11,795   Shire PLC, ADR...............................             521,221
                                                                ---------------
                                                                      1,429,041
                                                                ---------------
              RESTAURANTS - 0.64%
     34,630   Applebee's International, Inc. ..............             700,219
                                                                ---------------
              RETAIL - 9.76%
     23,200   Advance Auto Parts, Inc. ....................             884,384
     11,700   AutoZone, Inc.*..............................           1,061,541
     38,840   Bed Bath & Beyond, Inc.*.....................           1,366,003
     33,680   Best Buy Co., Inc. ..........................           1,785,040
     11,030   Liz Claiborne, Inc. .........................             426,530
     34,875   Nordstrom, Inc. .............................           1,284,446
     41,980   PETsMART, Inc. ..............................           1,120,027
     30,070   Select Comfort Corp.*........................             985,093
     71,065   TJX Companies, Inc. (The)....................           1,684,951
                                                                ---------------
                                                                     10,598,015
                                                                ---------------
              SEMICONDUCTORS - 10.14%
     66,290   Altera Corp.*................................           1,296,632
     30,795   ATMI, Inc.*..................................             806,829
     15,010   KLA-Tencor Corp. ............................             616,010
     28,725   Linear Technology Corp. .....................             969,469
     44,875   Maxim Integrated Products, Inc. .............           1,379,009
     58,305   MEMC Electronic Materials, Inc.*.............           2,041,841
     80,190   Microchip Technology, Inc. ..................           2,750,517
     50,515   NVIDIA Corp.*................................           1,160,835
                                                                ---------------
                                                                     11,021,142
                                                                ---------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MID-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

              TECHNOLOGY - 9.80%
     22,750   Affiliated Computer Services, Inc.,
               Class A*....................................     $     1,135,680
     33,310   Alliance Data Systems Corp.*.................           1,767,762
     48,130   Cognizant Technology Solutions Corp.*........           2,839,670
     48,460   Fiserv, Inc.*................................           2,091,049
     14,252   Hyperion Solutions Corp.*....................             409,175
     30,224   Juniper Networks, Inc*.......................             481,468
     19,470   Network Appliance, Inc.*.....................             623,040
     40,490   Satyam Computer Services Ltd.,  ADR..........           1,302,563
                                                                ---------------
                                                                     10,650,407
                                                                ---------------
              TELECOMMUNICATIONS - 1.01%
     34,035   NeuStar, Inc., Class A*......................           1,094,906
                                                                ---------------
              TRANSPORTATION - 3.56%
     33,940   C. H. Robinson Worldwide, Inc. ..............           1,494,718
     65,303   Knight Transportation, Inc. .................           1,243,369
     25,590   Landstar System, Inc. .......................           1,130,822
                                                                ---------------
                                                                      3,868,909
                                                                ---------------
              TOTAL COMMON STOCKS..........................         105,601,393
                                                                ---------------
              (Cost $91,558,561)

INVESTMENT COMPANY - 2.20%
  2,394,452   SSgA Prime Money Market Fund.................           2,394,452
                                                                ---------------
              TOTAL INVESTMENT COMPANY.....................           2,394,452
                                                                ---------------
              (Cost $2,394,452)

              TOTAL INVESTMENTS - 99.41% ..................         107,995,845
                                                                ---------------
              (Cost $93,953,013)

              OTHER ASSETS
              NET OF LIABILITIES - 0.59% ..................             639,568
                                                                ---------------
              NET ASSETS - 100.00% ........................     $   108,635,413
                                                                ===============

_______________________________

*        Non-income producing security

ADR      American Depositary Receipt

REIT     Real Estate Investment Trust

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks................................................       22.73%
Health Care Services & Equipment...................................       20.28%
Semiconductors.....................................................       10.14%
Technology.........................................................        9.80%
Retail.............................................................        9.76%
Oil & Gas Exploration..............................................        8.97%
Financial Services.................................................        6.48%
Commercial Services................................................        4.53%
Multimedia.........................................................        4.52%
Cash and Other Net Assets..........................................        2.79%
                                                                       --------
Total..............................................................      100.00%
                                                                       ========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

FOREIGN COMMON STOCKS - 60.60%
              AUSTRIA - 1.48%
      6,300   Wienerberger AG +............................     $       323,293
                                                                ---------------
              DENMARK - 0.75%
      1,200   Alk-Abello A/S*..............................             163,300
                                                                ---------------
              FINLAND - 1.50%
     21,900   Nokian Renkaat Oyj +.........................             327,838
                                                                ---------------
              FRANCE - 5.86%
     12,000   Accor S.A. +.................................             703,963
      6,100   Sanofi-Aventis S.A. +........................             575,575
                                                                ---------------
                                                                      1,279,538
                                                                ---------------
              IRELAND - 7.01%
     21,929   Anglo Irish Bank Corp. PLC +.................             341,809
     28,100   Kerry Group PLC, Class A +...................             630,020
     11,400   Ryanair Holdings PLC, SP ADR*................             558,486
                                                                ---------------
                                                                      1,530,315
                                                                ---------------
              JAPAN - 2.57%
      8,000   Canon, Inc. +................................             560,018
                                                                ---------------
              MEXICO - 9.44%
     17,477   Cemex S.A. de C.V., SP ADR*..................             995,665
    115,800   Grupo Modelo, S.A. de C.V., Series C.........             413,462
     35,400   Grupo Televisia S.A., ADR....................             651,006
                                                                ---------------
                                                                      2,060,133
                                                                ---------------
              NETHERLANDS - 5.57%
     16,500   ING Groep NV +...............................             646,377
     26,514   Vedior NV +..................................             569,006
                                                                ---------------
                                                                      1,215,383
                                                                ---------------
              SWEDEN - 0.47%
     32,000   Telefonaktiebolaget LM Ericsson,
               B Shares +..................................             102,385
                                                                ---------------
              SWITZERLAND - 1.80%
      5,300   Schindler Holding AG, Participation
               Certificates +..............................             277,358
      2,200   Schindler Holding AG, Registered
               Shares +....................................             114,580
                                                                ---------------
                                                                        391,938
                                                                ---------------
              UNITED KINGDOM - 24.15%
    161,300   Compass Group PLC +..........................             713,521
     25,800   HBOS PLC. ...................................             441,285
    113,600   Reed Elsevier PLC +..........................           1,105,953
     42,900   Smiths Group PLC +...........................             712,567
    112,610   Tesco PLC. ..................................             675,261
     16,500   Willis Group Holdings Ltd. ..................             573,375
     85,000   WPP Group PLC +..............................           1,047,793
                                                                ---------------
                                                                      5,269,755
                                                                ---------------
              TOTAL FOREIGN COMMON STOCKS..................          13,223,896
                                                                ---------------
              (Cost $11,589,512)

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 33.47%
              AUTOMOBILE - 2.47%
      8,200   BorgWarner, Inc. ............................     $       539,396
                                                                ---------------
              CHEMICALS - 3.18%
     10,000   Sigma-Aldrich Corp. .........................             694,200
                                                                ---------------
              FINANCIAL SERVICES - 3.02%
      4,000   American Express Co. ........................             217,440
      7,100   State Street Corp. ..........................             440,910
                                                                ---------------
                                                                        658,350
                                                                ---------------
              HEALTH CARE SERVICES & EQUIPMENT - 6.34%
     22,600   IMS Health, Inc. ............................             609,748
     10,800   WellPoint, Inc.*.............................             773,064
                                                                ---------------
                                                                      1,382,812
                                                                ---------------
              LEISURE & ENTERTAINMENT - 2.13%
      6,100   Harrah's Entertainment, Inc. ................             463,844
                                                                ---------------
              MULTIMEDIA - 2.81%
     19,900   Clear Channel Communications, Inc. ..........             612,920
                                                                ---------------
              RETAIL - 4.62%
     11,000   Costco Wholesale Corp. ......................             582,230
     15,100   Ross Stores, Inc. ...........................             426,575
                                                                ---------------
                                                                      1,008,805
                                                                ---------------
              SEMICONDUCTORS - 1.56%
     17,400   Altera Corp.*................................             340,344
                                                                ---------------
              TECHNOLOGY - 6.64%
     15,700   American Power Conversion Corp. .............             308,976
     12,600   Molex, Inc., Class A.........................             385,182
     53,100   Oracle Corp.*................................             755,082
                                                                ---------------
                                                                      1,449,240
                                                                ---------------
              TELECOMMUNICATIONS - 0.70%
      7,800   Cisco Systems, Inc.*.........................             153,504
                                                                ---------------
              TOTAL COMMON STOCKS..........................           7,303,415
                                                                ---------------
              (Cost $6,520,986)

INVESTMENT COMPANIES - 5.57%
    152,762   SSgA Money Market Fund.......................             152,762
  1,063,515   SSgA Prime Money Market Fund.................           1,063,515
                                                                ---------------
              TOTAL INVESTMENT COMPANIES...................           1,216,277
                                                                ---------------
              (Cost $1,216,277)

              TOTAL INVESTMENTS - 99.64% ..................          21,743,588
                                                                ---------------
              (Cost $19,326,775)

              OTHER ASSETS
              NET OF LIABILITIES - 0.36% ..................              78,382
                                                                ---------------
              NET ASSETS - 100.00% ........................     $    21,821,970
                                                                ===============

_______________________________

*        Non-income producing security

+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 2)

ADR      American Depositary Receipt

PLC      Public Limited Company

SP ADR   Sponsored American Depositary Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
MULTI-CAP GLOBAL VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                              FOREIGN COMMON STOCKS
                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Multimedia.........................................................       12.85%
Food and Beverage .................................................       11.15%
Financial Services.................................................        9.18%
Building Products..................................................        6.04%
Health Care Services & Equipment...................................        3.38%
Diversified Manufacturing..........................................        3.26%
Leisure & Entertainment............................................        3.23%
Commercial Services................................................        2.61%
Technology.........................................................        2.57%
Transportation.....................................................        2.56%
Machinery..........................................................        1.80%
Automotive.........................................................        1.50%
Telecommunications.................................................        0.47%
                                                                        -------
Total..............................................................       60.60%
                                                                        =======

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks................................................       20.11%
Multimedia.........................................................       15.66%
Financial Services.................................................       12.20%
Food and Beverage..................................................       11.15%
Health Care Services & Equipment...................................        9.72%
Technology.........................................................        9.21%
Building Products..................................................        6.04%
Cash and Other Net Assets..........................................        5.93%
Leisure & Entertainment............................................        5.36%
Retail.............................................................        4.62%
                                                                        -------
Total..............................................................      100.00%
                                                                        =======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

FOREIGN COMMON STOCKS - 97.79%
              AUSTRALIA - 1.48%
    102,000   National Australia Bank, Ltd. +..............     $     2,709,547
                                                                ---------------
              BELGIUM - 1.22%
     70,800   Belgacom +...................................           2,233,696
                                                                ---------------
              CANADA - 1.57%
     61,800   BCE, Inc. ...................................           1,489,596
     27,700   EnCana Corp. ................................           1,397,197
                                                                ---------------
                                                                      2,886,793
                                                                ---------------
              CHINA - 2.27%
    153,000   Cheung Kong (Holdings), Ltd. +...............           1,651,227
    615,000   China Life Insurance Co., Ltd. +.............             916,418
    177,400   Hutchinson Whampoa, Ltd. +...................           1,607,008
                                                                ---------------
                                                                      4,174,653
                                                                ---------------
              DENMARK - 1.44%
     69,300   Danske Bank A/S +............................           2,646,769
                                                                ---------------
              FINLAND - 5.26%
    223,000   Nokia Oyj +..................................           4,782,549
    155,300   Stora Enso Oyj, Class R +....................           2,172,378
    126,000   UPM-Kymmene Oyj +............................           2,699,620
                                                                ---------------
                                                                      9,654,547
                                                                ---------------
              FRANCE - 6.52%
        949   Arkema, SP ADR*..............................              34,122
     37,989   Compagnie Generale des Etablissements
               Michelin, Class B +.........................           2,487,489
     64,825   Credit Agricole S.A. +.......................           2,420,869
     18,250   Societe Generale +...........................           2,814,363
     91,600   Thomson +....................................           1,737,492
     37,950   Total SA, SP ADR.............................           2,474,719
                                                                ---------------
                                                                     11,969,054
                                                                ---------------
              GERMANY - 2.93%
     36,100   BASF AG +....................................           2,941,548
     47,500   Bayerische Motoren Werke AG +................           2,447,049
                                                                ---------------
                                                                      5,388,597
                                                                ---------------
              ITALY - 1.74%
     52,870   Eni SpA, SP ADR..............................           3,200,221
                                                                ---------------
              JAPAN - 19.99%
     59,100   Canon, Inc. +................................           4,137,135
        297   East Japan Railway Co. +.....................           2,125,475
     91,000   Fuji Photo Film Co., Ltd. +..................           2,983,474
     63,000   Kao Corp. +..................................           1,571,853
     28,100   NEC Electronics Corp. +......................           1,005,735
     15,600   Nintendo Co., Ltd. +.........................           2,628,985
        458   NIPPON TELEGRAPH &
               TELEPHONE CORP. +...........................           2,266,707
     61,100   NOK CORP. +..................................           1,873,950
    154,900   Nomura Holdings, Inc. +......................           3,050,131
     41,000   Seven & I Holdings Co., Ltd +................           1,420,206
     47,900   Shin-Etsu Chemical Co., Ltd. +...............           2,697,405
     12,500   SMC Corp. +..................................           1,747,433
     76,500   Sony Corp. +.................................           3,452,781
     62,500   Takeda Pharmaceutical Co., Ltd. +............           4,048,958
     31,500   Toyota Motor Corp. +.........................           1,685,610
                                                                ---------------
                                                                     36,695,838
                                                                ---------------

    SHARES                                                           VALUE
    ------                                                           -----

              MEXICO - 1.92%
     18,900   Fomento Economico Mexicano SA de CV,
               SP ADR......................................     $     1,621,431
     95,850   Telefonos de Mexico SA de CV, SP ADR.........           1,896,872
                                                                ---------------
                                                                      3,518,303
                                                                ---------------
              NETHERLANDS - 10.07%
    226,000   Aegon NV +...................................           3,769,414
     78,000   Heineken NV +................................           3,118,292
     67,425   ING Groep NV +...............................           2,641,333
     49,250   Koninklijke (Royal) Philips Electronics NV...           1,556,792
     44,220   Royal Dutch Shell PLC, ADR...................           3,060,466
    117,700   TNT NV +.....................................           4,332,708
                                                                ---------------
                                                                     18,479,005
                                                                ---------------
              NORWAY - 0.72%
     45,200   Statoil ASA +................................           1,327,303
                                                                ---------------
              SOUTH KOREA - 3.38%
     28,600   Kookmin Bank +...............................           2,314,094
     63,950   Korea Electric Power Corp., SP ADR...........           1,297,546
    117,225   KT Corp., SP ADR.............................           2,584,811
                                                                ---------------
                                                                      6,196,451
                                                                ---------------
              SPAIN - 0.96%
     62,600   Repsol YPF SA, SP ADR........................           1,755,930
                                                                ---------------
              SWEDEN - 1.25%
    189,800   Nordea AB +..................................           2,292,632
                                                                ---------------
              SWITZERLAND - 9.38%
     52,900   Credit Suisse Group +........................           3,059,484
     15,000   Nestle SA, Registered +......................           4,477,992
     88,000   Novartis AG, Registered +....................           4,880,066
      8,375   Roche Holding AG +...........................           1,304,853
     15,500   Zurich Financial Services AG +...............           3,505,104
                                                                ---------------
                                                                     17,227,499
                                                                ---------------
              TAIWAN - 0.58%
    113,274   Tiawan Semiconductor Manufacturing Co.,
               Ltd., SP ADR................................           1,072,705
                                                                ---------------
              UNITED KINGDOM - 25.11%
     60,100   Anglo American PLC +.........................           2,415,419
     49,200   BAA PLC +....................................             802,760
    585,600   BAE Systems PLC +............................           4,185,910
    134,900   BP PLC +.....................................           1,590,161
    204,200   Cadbury Schweppes PLC +......................           1,954,904
    179,200   Diageo PLC +.................................           2,941,572
     93,700   GlaxoSmithKline PLC, ADR.....................           5,181,610
    213,100   HSBC Holdings PLC +..........................           3,700,724
    645,200   Kingfisher PLC +.............................           2,732,490
    391,000   Lloyds TSB Group PLC +.......................           3,674,332
    331,300   Reed Elsevier PLC +..........................           3,225,371
    184,800   Royal Bank of Scotland Group PLC +...........           5,962,357
  2,066,900   Vodafone Group PLC +.........................           4,758,243
    810,400   William Morrison Supermarkets PLC +..........           2,968,413
                                                                ---------------
                                                                     46,094,266
                                                                ---------------
              TOTAL FOREIGN COMMON STOCKS..................         179,523,809
                                                                ---------------
              (Cost $133,842,271)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

INVESTMENT COMPANY - 1.07%
  1,972,722   SSgA Prime Money Market Fund.................     $     1,972,722
                                                                ---------------
              TOTAL INVESTMENT COMPANY.....................           1,972,722
                                                                ---------------
              (Cost $1,972,722)

              TOTAL INVESTMENTS - 98.86% ..................         181,496,531
                                                                ---------------
              (Cost $135,814,993)

              OTHER ASSETS
              NET OF LIABILITIES - 1.14% ..................           2,094,637
                                                                ---------------
              NET ASSETS - 100.00% ........................     $   183,591,168
                                                                ===============
______________________________

*        Non-income producing security

+ Security is being fair valued pursuant to fair value procedures adopted by the Board of Trustees (See Note 2)

ADR      American Depositary Receipt

PLC      Public Limited Company

SP ADR   Sponsored American Depositary Receipt

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Banking............................................................       15.54%
Telecommunications.................................................       10.90%
Food and Beverage..................................................        9.30%
Pharmaceuticals....................................................        8.40%
Oil and Gas........................................................        8.06%
Insurance..........................................................        5.90%
Automotive.........................................................        4.63%
Financial Services.................................................        4.20%
Transportation.....................................................        3.52%
Chemicals..........................................................        3.09%
Home Furnishing....................................................        2.83%
Paper & Related Products...........................................        2.65%
Aerospace/Defense..................................................        2.28%
Retail.............................................................        2.26%
Office/Business Equipment..........................................        2.25%
Cash and Net Other Assets..........................................        2.21%
Media..............................................................        1.76%
Diversified Manufacturing..........................................        1.63%
Toys...............................................................        1.43%
Diversified Mining.................................................        1.32%
Semiconductors.....................................................        1.13%
Machinery..........................................................        0.95%
Real Estate........................................................        0.90%
Cosmetics/Personal Care............................................        0.86%
Electronics........................................................        0.85%
Utilities..........................................................        0.71%
Engineering/Construction...........................................        0.44%
                                                                        -------
Total..............................................................      100.00%
                                                                        =======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 97.30%
              AEROSPACE/DEFENSE - 4.96%
      9,675   General Dynamics Corp. ......................     $       615,717
     14,355   United Technologies Corp. ...................             897,475
                                                                ---------------
                                                                      1,513,192
                                                                ---------------
              BASIC MATERIALS - 1.47%
     17,565   Compass Minerals International, Inc. ........             447,556
                                                                ---------------
              CHEMICALS - 3.94%
     36,450   Nalco Holding Co.*...........................             627,304
     10,855   Praxair, Inc. ...............................             572,059
                                                                ---------------
                                                                      1,199,363
                                                                ---------------
              DIVERSIFIED MANUFACTURING - 7.21%
     33,770   General Electric Co. ........................           1,156,960
      6,025   Textron, Inc. ...............................             547,853
      7,831   VF Corp. ....................................             492,805
                                                                ---------------
                                                                      2,197,618
                                                                ---------------
              FINANCIAL SERVICES - 22.00%
     25,428   Bank of America Corp. .......................           1,230,715
      9,415   Bank of New York Co., Inc. ..................             312,860
      5,340   Capital One Financial Corp. .................             441,992
     15,290   CapitalSource Inc., REIT.....................             358,551
     21,350   Citigroup, Inc. .............................           1,052,555
      6,525   Developers Diversified Realty Corp, REIT.....             333,754
      8,260   Merrill Lynch & Co., Inc. ...................             598,107
     12,240   SLM Corp. ...................................             658,022
     13,425   U.S. Bancorp.................................             414,430
      9,635   Ventas, Inc., REIT...........................             312,559
      7,525   Wachovia Corp. ..............................             402,588
      8,860   Wells Fargo & Co. ...........................             588,038
                                                                ---------------
                                                                      6,704,171
                                                                ---------------
              HEALTH CARE SERVICES & EQUIPMENT - 8.82%
      3,614   Express Scripts, Inc.*.......................             264,834
      6,525   Fisher Scientific International, Inc.*.......             484,482
     10,045   Laboratory Corp. of America Holdings*........             596,271
     11,584   Omnicare, Inc. ..............................             537,034
     11,250   WellPoint, Inc.*.............................             805,275
                                                                ---------------
                                                                      2,687,896
                                                                ---------------
              HOUSEHOLD PRODUCTS - 4.29%
      6,560   Fortune Brands, Inc. ........................             485,440
     15,160   Procter & Gamble Co. (The)...................             822,430
                                                                ---------------
                                                                      1,307,870
                                                                ---------------
              INDUSTRIAL - 3.88%
     11,710   Caterpillar, Inc. ...........................             854,245
     15,900   Reddy Ice Holdings, Inc. ....................             329,607
                                                                ---------------
                                                                      1,183,852
                                                                ---------------
              INSURANCE - 1.87%
      7,495   Prudential Financial, Inc. ..................             570,744
                                                                ---------------
              LEISURE & ENTERTAINMENT - 3.75%
      6,325   Harrah's Entertainment, Inc. ................             480,953
     34,225   Regal Entertainment Group, Class A...........             662,938
                                                                ---------------
                                                                      1,143,891
                                                                ---------------
              MULTIMEDIA - 4.09%
     39,060   Cumulus Media, Inc., Class A*................             452,315
     14,555   Lamar Advertising Co., Class A*..............             793,538
                                                                ---------------
                                                                      1,245,853
                                                                ---------------

    SHARES                                                           VALUE
    ------                                                           -----

              OIL & GAS - 6.71%
     15,255   BP PLC, SP ADR...............................     $     1,078,529
     15,780   Equitable Resources, Inc. ...................             530,997
      4,340   Kinder Morgan, Inc. .........................             436,083
                                                                ---------------
                                                                      2,045,609
                                                                ---------------
              OIL & GAS EXPLORATION - 5.26%
     16,100   Chesapeake Energy Corp. .....................             492,499
      9,535   Devon Energy Corp. ..........................             546,928
     13,655   XTO Energy, Inc. ............................             562,859
                                                                ---------------
                                                                      1,602,286
                                                                ---------------
              PHARMACEUTICALS - 1.53%
     10,900   Abbott Laboratories..........................             465,430
                                                                ---------------
              RETAIL - 3.51%
      5,185   AutoZone, Inc.*..............................             470,435
      7,470   Nike, Inc. ..................................             599,916
                                                                ---------------
                                                                      1,070,351
                                                                ---------------
              TECHNOLOGY - 7.70%
     10,200   Accenture Ltd., Class A......................             287,130
     17,295   Fiserv, Inc.*................................             746,279
     10,340   Hewlett-Packard Co. .........................             334,809
     21,115   Microsoft Corp. .............................             478,255
     35,160   Oracle Corp.*................................             499,975
                                                                ---------------
                                                                      2,346,448
                                                                ---------------
              TELECOMMUNICATIONS - 1.52%
     17,830   AT&T Inc. ...................................             464,650
                                                                ---------------
              UTILITIES - 4.79%
     10,920   Constellation Energy Group, Inc. ............             564,564
     15,830   Exelon Corp. ................................             896,136
                                                                ---------------
                                                                      1,460,700
                                                                ---------------
              TOTAL COMMON STOCKS..........................          29,657,480
                                                                ---------------
              (Cost $29,769,813)

INVESTMENT COMPANY - 0.83%
    254,718   SSgA Prime Money Market Fund.................             254,718
                                                                ---------------
              TOTAL INVESTMENT COMPANY.....................             254,718
                                                                ---------------
              (Cost $254,718)
              TOTAL INVESTMENTS - 98.13% ..................          29,912,198
                                                                ---------------
              (Cost $30,024,531)

              OTHER ASSETS
              NET OF LIABILITIES - 1.87% ..................             568,824
                                                                ---------------
              NET ASSETS - 100.00% ........................     $    30,481,022
                                                                ===============
_______________________________

*        Non-income producing security

PLC      Public Limited Company

REIT     Real Estate Investment Trust

SP ADR   Sponsored American Depositary Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) - MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                          INDUSTRY CONCENTRATION TABLE:
                             (% of Total Net Assets)

Other Common Stocks................................................       28.32%
Financial Services.................................................       22.00%
Health Care Services & Equipment...................................       10.35%
Technology.........................................................        7.70%
Diversified Manufacturing..........................................        7.21%
Oil & Gas..........................................................        6.71%
Oil & Gas Exploration..............................................        5.26%
Aerospace/Defense..................................................        4.96%
Utilities..........................................................        4.79%
Cash and Other Net Assets..........................................        2.70%
                                                                        -------
Total..............................................................      100.00%
                                                                        =======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE LEFT INTENTIONALLY BLANK

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MID-CAP           MULTI-CAP
                                                                                 GROWTH             GROWTH          GLOBAL VALUE
                                                                                  FUND               FUND               FUND
                                                                             --------------     --------------     --------------
ASSETS:
Investments:
   Investments at cost..................................................     $   59,467,463     $   93,953,013     $   19,326,775
   Net unrealized appreciation (depreciation)...........................          4,752,374         14,042,832          2,416,813
                                                                             --------------     --------------     --------------
   Total investments at value...........................................         64,219,837        107,995,845         21,743,588
                                                                             --------------     --------------     --------------

Receivables:
   Investments sold.....................................................                 --                 --                 --
   Fund shares sold.....................................................            599,049            774,842             40,000
   Dividends and interest...............................................             87,971             32,110             61,266
   Dividend reclaims....................................................                 --                 --              1,669
Offering costs..........................................................                 --                 --                 --
Other assets............................................................             12,329             17,041              8,104
                                                                             --------------     --------------     --------------
   Total Assets.........................................................         64,919,186        108,819,838         21,854,627
                                                                             --------------     --------------     --------------

LIABILITIES:
Payables:
   Investments purchased................................................                 --                 --                 --
   Fund shares repurchased..............................................             67,106             43,510                 --
   Advisory fees (Note 3)...............................................             37,110             80,271             10,945
   Administration fees (Note 4).........................................              6,966             11,492              5,070
   Transfer Agent fees (Note 4).........................................              4,078              3,082              1,288
   Trustees fees (Note 5)...............................................              3,678              6,215              1,248
   Distribution fees (Note 4)...........................................              8,559                 --                 --
   Audit Fees...........................................................             11,204             12,163              7,352
   Legal Fees...........................................................              2,039             13,627                649
Accrued expenses and other payables.....................................             18,415             14,065              6,105
                                                                             --------------     --------------     --------------
   Total Liabilities....................................................            159,155            184,425             32,657
                                                                             --------------     --------------     --------------
NET ASSETS..............................................................     $   64,760,031     $  108,635,413     $   21,821,970
                                                                             ==============     ==============     ==============

NET ASSETS CONSIST OF:
Par value...............................................................     $        5,293     $        9,189     $        1,842
Paid-in capital in excess of par value..................................         56,955,592         96,652,680         18,565,424
Accumulated undistributed net investment income (loss)..................            (36,398)          (156,133)            97,525
Accumulated net realized gain (loss) on investments sold and
   foreign currency transactions........................................          3,083,170         (1,913,155)           740,094
Net unrealized appreciation (depreciation) on investments and
   translation of assets and liabilities denominated in foreign currency          4,752,374         14,042,832          2,417,085
                                                                             --------------     --------------     --------------
TOTAL NET ASSETS........................................................     $   64,760,031     $  108,635,413     $   21,821,970
                                                                             ==============     ==============     ==============

DISTRIBUTOR CLASS:
   Net Assets...........................................................     $   38,931,842     $           --     $           --
   Shares of beneficial interest outstanding (unlimited authorization)..          3,192,974                 --                 --
                                                                             ==============     ==============     ==============
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding)....................................     $        12.19     $           --     $           --
                                                                             ==============     ==============     ==============

INSTITUTIONAL CLASS:
   Net Assets...........................................................     $   25,828,189     $  108,635,413     $   21,821,970
   Shares of beneficial interest outstanding (unlimited authorization)..          2,099,949          9,189,384          1,842,374
                                                                             ==============     ==============     ==============
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding)....................................     $        12.30     $        11.82     $        11.84
                                                                             ==============     ==============     ==============

                                                                                                    EQUITY
                                                                             INTERNATIONAL          INCOME
                                                                                  FUND               FUND
                                                                             --------------     --------------
ASSETS:
Investments:
   Investments at cost..................................................     $  135,814,993     $   30,024,531
   Net unrealized appreciation (depreciation)...........................         45,681,538           (112,333)
                                                                             --------------     --------------
   Total investments at value...........................................        181,496,531         29,912,198
                                                                             --------------     --------------

Receivables:
   Investments sold.....................................................          1,442,093            179,400
   Fund shares sold.....................................................             90,000            387,258
   Dividends and interest...............................................            957,613             61,284
   Dividend reclaims....................................................            109,998                 --
Offering costs..........................................................                 --              5,738
Other assets............................................................             22,098              3,048
                                                                             --------------     --------------
   Total Assets.........................................................        184,118,333         30,548,926
                                                                             --------------     --------------

LIABILITIES:
Payables:
   Investments purchased................................................            200,167                 --
   Fund shares repurchased..............................................             40,078             31,671
   Advisory fees (Note 3)...............................................            183,632             12,449
   Administration fees (Note 4).........................................             25,864              3,330
   Transfer Agent fees (Note 4).........................................              4,647              1,468
   Trustees fees (Note 5)...............................................             10,659              1,674
   Distribution fees (Note 4)...........................................                 --                 --
   Audit Fees...........................................................             18,696              6,833
   Legal Fees...........................................................              4,609              5,413
Accrued expenses and other payables.....................................             38,813              5,066
                                                                             --------------     --------------
   Total Liabilities....................................................            527,165             67,904
                                                                             --------------     --------------
NET ASSETS..............................................................     $  183,591,168     $   30,481,022
                                                                             ==============     ==============

NET ASSETS CONSIST OF:
Par value...............................................................     $       12,967     $        3,059
Paid-in capital in excess of par value..................................        122,361,361         30,675,788
Accumulated undistributed net investment income (loss)..................          2,013,354            133,051
Accumulated net realized gain (loss) on investments sold and
   foreign currency transactions........................................         13,488,462           (218,543)
Net unrealized appreciation (depreciation) on investments and
   translation of assets and liabilities denominated in foreign currency         45,715,024           (112,333)
                                                                             --------------     --------------
TOTAL NET ASSETS........................................................     $  183,591,168     $   30,481,022
                                                                             ==============     ==============

DISTRIBUTOR CLASS:
   Net Assets...........................................................     $           --     $           --
   Shares of beneficial interest outstanding (unlimited authorization)..                 --                 --
                                                                             ==============     ==============
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding)....................................     $           --     $           --
                                                                             ==============     ==============

INSTITUTIONAL CLASS:
   Net Assets...........................................................     $  183,591,168     $   30,481,022
   Shares of beneficial interest outstanding (unlimited authorization)..         12,967,068          3,059,129
                                                                             ==============     ==============
   Net asset value, offering and redemption price per share
     (Net Assets/Shares Outstanding)....................................     $        14.16     $         9.96
                                                                             ==============     ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      18-19

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   MID-CAP           MULTI-CAP
                                                                                GROWTH              GROWTH          GLOBAL VALUE
                                                                                 FUND                FUND               FUND
                                                                             --------------     --------------     --------------
INVESTMENT INCOME:
   Interest.............................................................     $           --     $           --     $           49
   Dividends............................................................            420,487            474,215            242,799
   Less: foreign taxes withheld.........................................             (5,346)                --            (10,398)
                                                                             --------------     --------------     --------------
   Total investment income..............................................            415,141            474,215            232,450
                                                                             --------------     --------------     --------------

EXPENSES:
   Advisory fees (Note 3)...............................................            304,482            462,585             92,058
   Administration fees (Note 4).........................................             35,243             53,325             16,565
   Distribution fees (Note 4)...........................................             57,503                 --                 --
   Custody fees.........................................................             16,250              7,793             21,380
   Transfer agent fees (Note 4).........................................             24,511             17,085              7,329
   Registration and filing fees.........................................                 --              9,436              9,435
   Audit fees...........................................................              8,743             10,169              6,783
   Legal fees...........................................................             25,374             38,411              4,226
   Printing fees........................................................                 --                 --                 --
   Trustees fees (Note 5)...............................................             12,351             19,240              3,518
   Amortization of offering costs.......................................                 --                 --                 --
   Miscellaneous fees...................................................             35,143             12,304              2,626
                                                                             --------------     --------------     --------------
   Total expenses before waivers........................................            519,600            630,348            163,920
   Less expenses waived (Note 3)........................................            (68,061)                --            (30,948)
                                                                             --------------     --------------     --------------
   Net expenses.........................................................            451,539            630,348            132,972
                                                                             --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS)............................................            (36,398)          (156,133)            99,478
                                                                             --------------     --------------     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investment transactions..................          3,364,965           (762,539)         1,102,491
   Net realized gain (loss) on  foreign currency transactions...........                 --                 --            (10,398)
   Net change in unrealized appreciation (depreciation) on investments..         (5,678,007)         1,935,823            885,288
   Net change in unrealized appreciation on translation of assets and
     liabilities denominated in foreign currency........................                 --                 --                450
                                                                             --------------     --------------     --------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.................         (2,313,042)         1,173,284          1,977,831
                                                                             --------------     --------------     --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......     $   (2,349,440)    $    1,017,151     $    2,077,309
                                                                             ==============     ==============     ==============

                                                                                                    EQUITY
                                                                             INTERNATIONAL          INCOME
                                                                                  FUND               FUND
                                                                             --------------     --------------
INVESTMENT INCOME:
   Interest.............................................................     $           --     $        4,398
   Dividends............................................................          3,804,005            262,508
   Less: foreign taxes withheld.........................................           (374,404)                --
                                                                             --------------     --------------
   Total investment income..............................................          3,429,601            266,906
                                                                             --------------     --------------

EXPENSES:
   Advisory fees (Note 3)...............................................          1,084,233             92,470
   Administration fees (Note 4).........................................            105,237             11,512
   Distribution fees (Note 4)...........................................                 --                 --
   Custody fees.........................................................             66,363             14,079
   Transfer agent fees (Note 4).........................................             26,012              7,486
   Registration and filing fees.........................................              9,869                 --
   Audit fees...........................................................             13,222              6,833
   Legal fees...........................................................             51,286             22,317
   Printing fees........................................................                 --              2,742
   Trustees fees (Note 5)...............................................             32,984              4,627
   Amortization of offering costs.......................................                 --             25,754
   Miscellaneous fees...................................................             30,819              2,528
                                                                             --------------     --------------
   Total expenses before waivers........................................          1,420,025            190,348
   Less expenses waived (Note 3)........................................             (5,808)           (70,681)
                                                                             --------------     --------------
   Net expenses.........................................................          1,414,217            119,667
                                                                             --------------     --------------
NET INVESTMENT INCOME (LOSS)............................................          2,015,384            147,239
                                                                             --------------     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investment transactions..................         13,488,923           (218,543)
   Net realized gain (loss) on  foreign currency transactions...........             11,729                 --
   Net change in unrealized appreciation (depreciation) on investments..         11,406,327           (112,333)
   Net change in unrealized appreciation on translation of assets and
     liabilities denominated in foreign currency........................             52,497                 --
                                                                             --------------     --------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.................         24,959,476           (330,876)
                                                                             --------------     --------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......     $   26,974,860     $     (183,637)
                                                                             ==============     ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      20-21

ATLANTIC WHITEHALL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                          MID-CAP
                                                                                                           GROWTH
                                                              GROWTH FUND                                   FUND
                                                  ------------------------------------      ------------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED
                                                    MAY 31, 2006        NOVEMBER 30,          MAY 31, 2006        NOVEMBER 30,
                                                    (UNAUDITED)             2005              (UNAUDITED)             2005
                                                  ----------------    ----------------      ----------------    ----------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss).............      $        (36,398)   $       (170,730)     $       (156,133)   $       (468,581)
   Net realized gain (loss) on investments
     and foreign currency transactions......             3,364,965          11,215,074              (762,539)           (498,261)
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency........            (5,678,007)         (4,925,397)            1,935,823           8,350,595
                                                  ----------------    ----------------      ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations..............            (2,349,440)          6,118,947             1,017,151           7,383,753
                                                  ----------------    ----------------      ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class....................                    --                  --                    --                  --
   From realized gains on investments:
     Distributor Class......................            (6,968,937)         (6,781,548)                   --                  --
     Institutional Class....................            (4,052,666)         (2,349,349)                   --                  --
                                                  ----------------    ----------------      ----------------    ----------------
Total Distributions.........................           (11,021,603)         (9,130,897)                   --                  --
                                                  ----------------    ----------------      ----------------    ----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................             9,273,569           6,253,287                    --                  --
     Institutional Class....................             7,438,172           8,244,531            21,308,055          57,642,824
   Dividends reinvested:
     Distributor Class......................             6,916,964           6,592,895                    --                  --
     Institutional Class....................             4,041,920           2,345,303                    --                  --
   Cost of shares redeemed:
     Distributor Class......................           (19,693,212)        (39,563,077)                   --                  --
     Institutional Class....................            (5,471,491)        (26,297,848)          (14,074,380)        (10,999,653)
                                                  ----------------    ----------------      ----------------    ----------------

   Change in net assets from capital share
     transactions...........................             2,505,922         (42,424,909)            7,233,675          46,643,171
                                                  ----------------    ----------------      ----------------    ----------------
Net change in net assets....................           (10,865,121)        (45,436,859)            8,250,826          54,026,924

NET ASSETS:
   Beginning of period......................            75,625,152         121,062,011           100,384,587          46,357,663
                                                  ----------------    ----------------      ----------------    ----------------
   End of period (including line A).........      $     64,760,031    $     75,625,152      $    108,635,413    $    100,384,587
                                                  ================    ================      ================    ================

(A) Undistributed net investment
   income (loss)............................      $        (36,398)   $             --      $       (156,133)   $             --
                                                  ================    ================      ================    ================

SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................               724,864             432,924                    --                  --
     Reinvested.............................               541,657             453,120                    --                  --
     Redeemed...............................            (1,424,011)         (2,714,396)                   --                  --
   Institutional Class:
     Issued.................................               567,712             566,706             1,755,898           5,229,973
     Reinvested.............................               314,058             160,636                    --                  --
     Redeemed...............................              (414,748)         (1,717,210)           (1,153,294)           (997,137)
                                                  ----------------    ----------------      ----------------    ----------------
Net increase (decrease) in share transactions              309,532          (2,818,220)              602,604           4,232,836
                                                  ================    ================      ================    ================

                                                               MULTI-CAP
                                                              GLOBAL VALUE
                                                                  FUND
                                                  ------------------------------------
                                                  SIX MONTHS ENDED       YEAR ENDED
                                                    MAY 31, 2006        NOVEMBER 30,
                                                    (UNAUDITED)             2005
                                                  ----------------    ----------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss).............      $         99,478    $         77,240
   Net realized gain (loss) on investments
     and foreign currency transactions......             1,092,093           1,006,323
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency........               885,738             589,103
                                                  ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations..............             2,077,309           1,672,666
                                                  ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class....................               (66,662)            (69,905)
   From realized gains on investments:
     Distributor Class......................                    --                  --
     Institutional Class....................              (996,556)            (25,419)
                                                  ----------------    ----------------
Total Distributions.........................            (1,063,218)           (95,324)
                                                  ----------------    ----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................                    --                  --
     Institutional Class....................             2,478,123           7,041,585
   Dividends reinvested:
     Distributor Class......................                    --                  --
     Institutional Class....................             1,010,889              73,795
   Cost of shares redeemed:
     Distributor Class......................                    --                  --
     Institutional Class....................            (1,600,007)         (8,321,558)
                                                  ----------------    ----------------

   Change in net assets from capital share
     transactions...........................             1,889,005          (1,206,178)
                                                  ----------------    ----------------
Net change in net assets....................             2,903,096             371,164

NET ASSETS:
   Beginning of period......................            18,918,874          18,547,710
                                                  ----------------    ----------------
   End of period (including line A).........      $     21,821,970    $     18,918,874
                                                  ================    ================

(A) Undistributed net investment
   income (loss)............................      $         97,525    $         64,709
                                                  ================    ================

SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................                    --                  --
     Reinvested.............................                    --                  --
     Redeemed...............................                    --                  --
   Institutional Class:
     Issued.................................               210,263             651,334
     Reinvested.............................                91,153               6,820
     Redeemed...............................              (137,609)           (762,977)
                                                  ----------------    ----------------
Net increase (decrease) in share transactions              163,807            (104,823)
                                                  ================    ================

                                                             INTERNATIONAL                   EQUITY INCOME
                                                                  FUND                           FUND
                                                  -----------------------------------       ---------------
                                                  SIX MONTHS ENDED      YEAR ENDED           PERIOD ENDED
                                                    MAY 31, 2006       NOVEMBER 30,         MAY 31, 2006(a)
                                                    (UNAUDITED)            2005               (UNAUDITED)
                                                  ----------------    ---------------       ---------------
INVESTMENT ACTIVITIES:
Operations:
   Net investment income (loss).............      $      2,015,384    $      2,235,105      $        147,239
   Net realized gain (loss) on investments
     and foreign currency transactions......            13,500,652          17,255,848              (218,543)
   Net change in unrealized appreciation
     (depreciation) on investments and
     translation of assets and liabilities
     denominated in foreign currency........            11,458,824          (1,276,259)             (112,333)
                                                  ----------------    ----------------      ----------------
   Net increase (decrease) in net assets
     resulting from operations..............            26,974,860          18,214,694              (183,637)
                                                  ----------------    ----------------      ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
     Institutional Class....................            (1,965,738)         (1,440,668)              (14,188)
   From realized gains on investments:
     Distributor Class......................                    --                  --                    --
     Institutional Class....................           (17,496,675)         (7,444,796)                   --
                                                  ----------------    ----------------      ----------------
Total Distributions.........................           (19,462,413)         (8,885,464)              (14,188)
                                                  ----------------    ----------------      ----------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued:
     Distributor Class......................                    --                  --                    --
     Institutional Class....................             5,560,191          31,262,045            32,156,269
   Dividends reinvested:
     Distributor Class......................                    --                  --                    --
     Institutional Class....................            17,054,492           7,332,422                10,560
   Cost of shares redeemed:
     Distributor Class......................                    --                  --                    --
     Institutional Class....................           (28,428,250)        (53,501,121)           (1,487,982)
                                                  ----------------    ----------------      ----------------

   Change in net assets from capital share
     transactions...........................            (5,813,567)        (14,906,654)           30,678,847
                                                  ----------------    ----------------      ----------------
Net change in net assets....................             1,698,880          (5,577,424)           30,481,022

NET ASSETS:
   Beginning of period......................           181,892,288         187,469,712                    --
                                                  ----------------    ----------------      ----------------
   End of period (including line A).........      $    183,591,168    $    181,892,288      $     30,481,022
                                                  ================    ================      ================

(A) Undistributed net investment
   income (loss)............................      $      2,013,354    $      1,963,708      $        133,051
                                                  ================    ================      ================

SHARE TRANSACTIONS:
   Distributor Class:
     Issued.................................                    --                  --                    --
     Reinvested.............................                    --                  --                    --
     Redeemed...............................                    --                  --                    --
   Institutional Class:
     Issued.................................               401,120           2,420,503             3,205,290
     Reinvested.............................             1,318,986             570,173                 1,063
     Redeemed...............................            (2,079,638)         (4,069,199)             (147,224)
                                                  ----------------    ----------------      ----------------
Net increase (decrease) in share transactions             (359,532)         (1,078,523)            3,059,129
                                                  ================    ================      ================

_____________________________________

(a) Atlantic Whitehall Equity Income Fund, Institutional Class, commenced investment operations on December 1, 2005.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                      22-23

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        GROWTH FUND - DISTRIBUTOR CLASS
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                              YEARS ENDED NOVEMBER 30,
                                             MAY 31, 2006       -----------------------------------------------------------------
                                             (UNAUDITED)          2005        2004          2003             2002         2001
                                             ------------       --------    --------      ---------        --------     ---------
NET ASSET VALUE,
Beginning of Period .....................    $      15.15       $  15.50    $  15.63      $   13.55        $  17.07     $   19.24
                                             ------------       --------    --------      ---------        --------     ---------
Income (loss) from Investment Operations:
   Net investment loss ..................           (0.01)         (0.05)      (0.05)         (0.10)          (0.10)        (0.09)
   Net realized and unrealized
     gain (loss) on investment
     transactions .......................           (0.46)          1.11       (0.08)          2.18           (3.42)        (1.50)
                                             ------------       --------    --------      ---------        --------     ---------

   Total income (loss) from
     investment operations ..............           (0.47)          1.06       (0.13)          2.08           (3.52)        (1.59)
                                             ------------       --------    --------      ---------        --------     ---------

Less Distributions from:
   Realized gains .......................           (2.49)         (1.41)         --             --              --         (0.58)
                                             ------------       --------    --------      ---------        --------     ---------
   Total Distributions ..................           (2.49)         (1.41)         --             --              --         (0.58)
                                             ------------       --------    --------      ---------        --------     ---------

Net change in net asset
   value per share ......................           (2.96)         (0.35)      (0.13)          2.08           (3.52)        (2.17)
                                             ------------       --------    --------      ---------        --------     ---------

NET ASSET VALUE,
   End of Period ........................    $      12.19       $  15.15    $  15.50      $   15.63        $  13.55     $   17.07
                                             ============       ========    ========      =========        ========     =========

Total Return(a) .........................           (3.87)%(c)      7.19%      (0.83)%        15.35%         (20.62)%       (8.64)%
Ratios/Supplemental Data:
Net Assets at the end of
   period (in thousands) ................    $     38,932       $ 50,744    $ 80,277      $ 161,771        $149,610     $ 146,072
Ratios to average net assets:
   Expenses before waivers ..............            1.54%          1.50%       1.51%          1.54%           1.52%         1.49%
   Expenses net of waivers ..............            1.35%          1.35%       1.39%          1.39%           1.33%         1.33%
   Net investment
     loss (net of waivers) ..............           (0.19)%        (0.27)%     (0.22)%        (0.70)%         (0.72)%      (0.55)%
Portfolio Turnover Rate .................              25%(c)         36%         41%(b)         14%(b)           9%            1%

_____________________________________

(a) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(b)   Portfolio turnover rate excludes the effect of redemptions in kind.

(c)   Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                GROWTH FUND
                                                                                            INSTITUTIONAL CLASS
                                                            -----------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED           YEAR ENDED       YEAR ENDED       PERIOD ENDED
                                                            MAY 31, 2006       NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,
                                                            (UNAUDITED)           2005             2004            2003(a)
                                                            ------------       ------------     ------------     ------------
NET ASSET VALUE,
Beginning of Period .....................................   $      15.24       $      15.55     $      15.63     $      14.72
                                                            ------------       ------------     ------------     ------------

Income (loss) from Investment Operations:
   Net investment income (loss) .........................             --(b)              --(b)            --(b)         (0.02)
   Net realized and unrealized gain (loss) on
    investment transactions .............................          (0.45)              1.10            (0.08)            0.93
                                                            ------------       ------------     ------------     ------------
   Total income (loss) from investment operations .......          (0.45)              1.10            (0.08)            0.91
                                                            ------------       ------------     ------------     ------------

Less Distributions from:
   Realized gains .......................................          (2.49)             (1.41)              --               --
                                                            ------------       ------------     ------------     ------------
   Total Distributions ..................................          (2.49)             (1.41)              --               --
                                                            ------------       ------------     ------------     ------------
Net change in net asset value per share .................          (2.94)             (0.31)           (0.08)            0.91
                                                            ------------       ------------     ------------     ------------

NET ASSET VALUE,
   End of Period ........................................   $      12.30       $      15.24     $      15.55     $      15.63
                                                            ============       ============     ============     ============
Total Return(c) .........................................          (3.70)%(d)          7.45%           (0.51)%           6.18%(d)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..........   $     25,828       $     24,881     $     40,785     $     17,519
Ratios to average net assets:
   Expenses before waivers ..............................           1.29%              1.25%            1.26%            1.29%
   Expenses net of waivers ..............................           1.10%              1.10%            1.14%            1.14%
   Net investment income (loss) (net of waivers) ........           0.06%             (0.02)%           0.03%           (0.56)%
Portfolio Turnover Rate .................................             25%(d)             36%              41%              14%(e)

_____________________________________

(a) Atlantic Whitehall Growth Fund, Institutional Class commenced investment operations on August 20, 2003.

(b)   Represents less than $0.005 per share.

(c) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(d)   Not Annualized.

(e)   Portfolio turnover rate excludes the effect of redemptions in kind.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               MID-CAP
                                                                             GROWTH FUND
                                                                         INSTITUTIONAL CLASS
                                                            ----------------------------------------------
                                                             SIX MONTHS
                                                               ENDED          YEAR ENDED      PERIOD ENDED
                                                            MAY 31, 2006      NOVEMBER 30,    NOVEMBER 30
                                                            (UNAUDITED)          2005           2004(a)
                                                            ------------      ------------    ------------
NET ASSET VALUE,
Beginning of Period .....................................   $      11.69      $      10.65    $      10.00
                                                            ------------      ------------    ------------

Income from Investment Operations:
   Net investment loss ..................................          (0.02)            (0.05)          (0.05)
   Net realized and unrealized gain on
    investment transactions .............................           0.15              1.09            0.70
                                                            ------------      ------------    ------------
   Total income from investment operations ..............           0.13              1.04            0.65
                                                            ------------      ------------    ------------
Net change in net asset value per share .................           0.13              1.04            0.65
                                                            ------------      ------------    ------------

NET ASSET VALUE,
   End of Period ........................................   $      11.82      $      11.69    $      10.65
                                                            ============      ============    ============

Total Return(b) .........................................           1.11%(c)          9.77%           6.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..........   $    108,635      $    100,385    $     46,358
Ratios to average net assets:
   Expenses before waivers ..............................           1.16%             1.23%           1.30%
   Expenses net of waivers ..............................           1.16%             1.23%           1.30%
   Net investment income (loss) (net of waivers) ........           0.29%            (0.67)%         (0.81)%
Portfolio Turnover Rate .................................              9%(c)            25%             18%(c)

_____________________________________

(a) Atlantic Whitehall Mid-Cap Growth Fund, Institutional Class commenced investment operations on March 1, 2004.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)   Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           MULTI-CAP GLOBAL
                                                                              VALUE FUND
                                                                          INSTITUTIONAL CLASS
                                                            -----------------------------------------------
                                                             SIX MONTHS
                                                               ENDED            YEAR ENDED     PERIOD ENDED
                                                            MAY 31, 2006       NOVEMBER 30,    NOVEMBER 30,
                                                            (UNAUDITED)            2005          2004(a)
                                                            ------------       ------------    ------------
NET ASSET VALUE,
Beginning of Period .....................................   $      11.27       $      10.40    $      10.00
                                                            ------------       ------------    ------------

Income from Investment Operations:
   Net investment income ................................           0.05               0.05            0.04
   Net realized and unrealized gain on investment and
     foreign currency transactions ......................           1.17               0.87            0.36
                                                            ------------       ------------    ------------
   Total income from investment operations ..............           1.22               0.92            0.40
                                                            ------------       ------------    ------------

Less Distributions from:
   Net investment income ................................          (0.04)             (0.04)             --
   Realized gains .......................................          (0.61)             (0.01)             --
                                                            ------------       ------------    ------------
   Total Distributions ..................................          (0.65)             (0.05)             --
                                                            ------------       ------------    ------------
Net change in net asset value per share .................           0.57               0.87            0.40
                                                            ------------       ------------    ------------

NET ASSET VALUE,
   End of Period ........................................   $      11.84       $      11.27    $      10.40
                                                            ============       ============    ============

Total Return(b) .........................................          11.21%(c)           8.91%           4.00%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..........   $     21,822       $     18,919    $     18,548
Ratios to average net assets:
   Expenses before waivers ..............................           1.60%              1.64%           1.54%
   Expenses net of waivers ..............................           1.30%              1.30%           1.30%
   Net investment income (net of waivers) ...............           0.97%              0.39%           0.49%
Portfolio Turnover Rate .................................             29%(c)             59%             76%(c)

_____________________________________

(a) Atlantic Whitehall Multi-Cap Global Value Fund, Institutional Class commenced investment operations on March 1, 2004.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)   Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    INTERNATIONAL FUND
                                                                                    INSTITUTIONAL CLASS
                                                             -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED             YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                             MAY 31, 2006        NOVEMBER 30,     NOVEMBER 30,    NOVEMBER 30,
                                                             (UNAUDITED)            2005              2004          2003(a)
                                                             ------------        ------------     ------------    ------------
NET ASSET VALUE,
Beginning of Period .....................................    $      13.65        $      13.01     $      10.55    $      10.00
                                                             ------------        ------------     ------------    ------------

Income from Investment Operations:
   Net investment income ................................            0.16                0.17             0.11            0.01
   Net realized and unrealized gain on investment
     and foreign currency transactions ..................            1.81                1.09             2.40            0.54
                                                             ------------        ------------     ------------    ------------
   Total income from investment operations ..............            1.97                1.26             2.51            0.55
                                                             ------------        ------------     ------------    ------------

Less Distributions from:
   Net investment income ................................           (0.15)              (0.10)              --              --
   Realized gains .......................................           (1.31)              (0.52)           (0.05)             --
                                                             ------------        ------------     ------------    ------------
   Total Distributions ..................................           (1.46)              (0.62)           (0.05)             --
                                                             ------------        ------------     ------------    ------------
   Net change in net asset value per share ..............            0.51                0.64             2.46            0.55
                                                             ------------        ------------     ------------    ------------

NET ASSET VALUE,
   End of Period ........................................    $      14.16        $      13.65     $      13.01    $      10.55
                                                             ============        ============     ============    ============

Total Return(b) .........................................           15.42%(c)            9.96%           23.88%           5.50%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands) ..........    $    183,591        $    181,892     $    187,470    $    157,864
Ratios to average net assets:
Expenses before waivers .................................            1.51%               1.53%            1.60%           1.50%
Expenses net of waivers .................................            1.50%               1.53%            1.60%           1.50%
Net investment income ...................................            2.14%               1.16%            0.94%           0.26%
Portfolio Turnover Rate .................................               9%(c)              34%              37%             12%(c)

_____________________________________

(a) Atlantic Whitehall International Fund, Institutional Class commenced investment operations on September 5, 2003.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)   Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         EQUITY
                                                                         INCOME
                                                                          FUND
                                                                   INSTITUTIONAL CLASS
                                                                   -------------------
                                                                      PERIOD ENDED
                                                                     MAY 31, 2006(a)
                                                                       (UNAUDITED)
                                                                     ---------------
NET ASSET VALUE,
Beginning of Period.............................................     $         10.00
                                                                     ---------------

Income (loss) from Investment Operations:
   Net investment income........................................                0.05
   Net realized and unrealized loss on investment transactions..               (0.08)
                                                                     ---------------
   Total loss from investment operations........................               (0.03)
                                                                     ---------------

Less Distributions from:
   Net investment income........................................               (0.01)
                                                                     ---------------
   Total Distributions..........................................               (0.01)
                                                                     ---------------
Net change in net asset value per share.........................               (0.04)
                                                                     ---------------

NET ASSET VALUE,
   End of Period................................................     $          9.96
                                                                     ===============
Total Return(b).................................................               (0.30)%(c)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)..................     $        30,481
Ratios to average net assets:
   Expenses before waivers......................................                1.75%
   Expenses net of waivers......................................                1.10%
   Net investment income (net of waivers).......................                1.35%
Portfolio Turnover Rate.........................................                  21%(c)

_____________________________________

(a) Atlantic Whitehall Equity Income Fund, Institutional class commenced investment operations on December 1, 2005.

(b) Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions. Total return does not affect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

(c)   Not Annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION. Atlantic Whitehall Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Trust consists of five separate investment portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund (individually, a "Fund," and collectively, the "Funds"). Growth Fund is authorized to issue two classes of shares (Distributor Class and Institutional Class) and Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund are each authorized to issue one class of shares (Institutional Class). Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions. At the May 2006 Board meeting, the Board of Trustees approved the dissolution of the Short-Term Municipal Bond Fund, which never commenced operations. These financial statements include the Trust's active portfolios: Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      (A) PORTFOLIO VALUATIONS: Securities are valued using market quotations. Securities listed on an exchange are valued on the basis of the last sale price or NASDAQ official closing price ("NOCP"), when appropriate. If the last sale price or NOCP is not reported, the current bid price is used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by or under the general supervision of the Board of Trustees. A Fund will use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its net asset value that materially affects the value of the security. The Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. To determine the appropriate valuation method, the following factors that may be considered include, but are not limited to the following: (a) the fundamental analytical data relating to the investment;
      (b) the nature and duration of restrictions on disposition of the securities; (c) the evaluation of the forces which influence the market in which the securities are purchased; and (d) any other relevant factors. With respect to fair value of securities traded on foreign markets, the following factors may also be relevant: (a) value of foreign securities traded on foreign markets; (b) American Depository Receipts ("ADR") trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) trading of financial products that are tied to baskets of foreign securities. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Investments in Money Market Funds are valued at their net asset value as reported by the underlying fund.

      Multi-Cap Global Value Fund and International Fund may use an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security reviewed as part of this process.

      Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars.

      To the extent a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day.

      (B) REPURCHASE AGREEMENTS: The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. Stein Roe Investment Counsel, Inc. (the "Adviser"), will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. If the seller should default on its obligation to repurchase the securities, a Fund may experience a decrease in value, from the securities, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Funds have no repurchase agreements outstanding at May 31, 2006.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------

      (C) SECURITIES TRANSACTIONS AND RELATED INCOME: The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income and dividends reclaims are recognized on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recognized as soon as the Fund is informed of the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated to the separate classes of shares based upon the relative net assets of each class.

      (D) EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund, while general Trust expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In addition, non-class specific expenses are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class and relate to distribution fees.

      (E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund may declare and pay dividends from net investment income annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Permanent book/tax differences are primarily attributable net operating loss and foreign gain or loss.

      The tax character of distributions paid during fiscal 2005 and 2004 were as follows:

                                        DISTRIBUTIONS PAID IN 2005      DISTRIBUTIONS PAID IN 2004
                                       ----------------------------     ---------------------------
                                        ORDINARY        LONG-TERM       ORDINARY        LONG-TERM
      FUND                               INCOME*      CAPITAL GAINS      INCOME*      CAPITAL GAINS
      ----                             ----------     -------------     ---------     -------------
      Growth Fund..................    $       --      $ 9,130,897      $      --        $     --
      Multi-Cap Global Value Fund..        85,746            9,578             --              --
      International Fund...........     7,724,766        1,160,698        770,377              --

      As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                        ACCUMULATED
                                          CAPITAL     UNDISTRIBUTED
                                         AND OTHER      ORDINARY      UNDISTRIBUTED     UNREALIZED
      FUND                                LOSSES        INCOME*       LONG-TERM GAIN   APPRECIATION
      ----                              ------------  -------------   --------------   ------------
      Growth Fund .................     $  (115,039)  $    344,634    $ 10,676,905     $ 10,263,689
      Mid-Cap Growth Fund..........      (1,086,549)            --              --       12,042,942
      Multi-Cap Global Value Fund..          (1,929)       681,464         381,689        1,179,388
      International Fund...........          (2,003)     2,922,577      16,539,667       34,244,152

      * For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

      Book/tax differences are primarily attributable to wash sales.

      (F) FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with the applicable requirements of Subchapter M of the Internal Revenue Code and to distribute in a timely manner all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

      (G) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using a current 4:00 PM Eastern Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation
      (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

      (H) FORWARD FOREIGN CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds have no forward foreign currency transactions outstanding at May 31, 2006.

      (I) FOREIGN SECURITIES: Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in U.S. companies. These include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation (including potentially confiscatory levels of taxation), auditing and other financial practices. Emerging market securities typically present even greater exposure to these same risks. Stock markets in emerging market countries also tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability.

      (J) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

NOTE 3 -- ADVISORY FEES. As part of Atlantic Trust Group, Inc.'s effort to streamline certain aspects of its financial services operations and to obtain certain operational efficiencies, Atlantic Trust Advisors, Inc., ("Atlantic Trust"), a wholly owned subsidiary of AMVESCAP PLC, ("AMVESCAP") merged with its affiliate, Stein Roe Investment Counsel, Inc. ("Stein Roe"), on October 1, 2004. Stein Roe (the "Adviser") replaces Atlantic Trust as the investment adviser to the Trust and provides investment advisory services to the Funds. The merger did not result in any material changes to the personnel managing the Funds. In addition, no changes occurred in (i) the contractual terms of and fees payable under the Funds' investment advisory agreement; (ii) the investment process or strategies employed in the management of the assets of the Funds; or (iii) the day-to-day management of the Funds, or the persons primarily responsible for such management.

Pursuant to the terms of the Investment Advisory Agreements, the Adviser is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund, at the annual rate of 0.85% for Growth Fund, Mid-Cap Growth Fund and Equity Income Fund; 0.90% for Multi-Cap Global Value Fund and 1.15% for International Fund. Effective December 1, 2005, the Adviser contractually agreed to waive its advisory fee and/or reimburse expenses through March 31, 2007 to the extent necessary to maintain net expenses for each class of each Fund, as follows:

                                 CONTRACTUAL EXPENSE LIMITATIONS
                                 -------------------------------
FUND                         DISTRIBUTOR CLASS     INSTITUTIONAL CLASS
----                         -----------------     -------------------
Growth Fund                        1.35%                  1.10%
Mid-Cap Growth Fund                 N/A                   1.30%
Multi-Cap Global Value Fund         N/A                   1.30%
International Fund                  N/A                   1.50%
Equity Income Fund                  N/A                   1.10%

Prior to December 1, 2005, the Adviser contractually agreed to waive its advisory fee and/or reimburse expenses through March 31, 2006 to the extent necessary to maintain net expenses for each class of each Fund, except the International Fund, as follows:

                                 CONTRACTUAL EXPENSE LIMITATIONS
                                 -------------------------------
FUND                         DISTRIBUTOR CLASS     INSTITUTIONAL CLASS
----                         -----------------     -------------------
Growth Fund                        1.35%                  1.10%
Mid-Cap Growth Fund                 N/A                   1.30%
Multi-Cap Global Value Fund         N/A                   1.30%

This resulted in the Adviser waiving $68,061, $30,948, $5,808 and $70,681 in advisory fees for Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund, respectively, for the six months ended May 31, 2006. Any waivers and/or reimbursements made by the Adviser with respect to a Fund are subject to recoupment from the Fund within the following three years, provided that the Fund is able to pay the Adviser and remain in compliance with the foregoing expense limitations. The Adviser received advisory fees, net of waivers, of $236,421, $462,585, $61,110, $1,078,425 and $21,789 for Growth Fund,
Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund and Equity Income Fund respectively, for the six months ended May 31, 2006.

AIM Funds Management, Inc. ("AIM") serves as sub-adviser to Multi-Cap Global Value Fund. INVESCO Global Asset Management (N.A.) ("IGAM") serves as sub-adviser to International Fund. AIM and IGAM are subsidiaries of AMVESCAP. The sub-advisers provide advisory services, including portfolio management, to the Funds, subject to the review of the Board of Trustees and the overall supervision of the Adviser. AIM and IGAM are entitled to receive from the Adviser a fee based on the average daily net assets of Multi-Cap Global Value Fund and International Fund at the annual rate of 0.35% and 0.45%, respectively.

ATLANTIC WHITEHALL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 4 -- ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION FEES. The Trust and PFPC Inc. ("PFPC") have entered into an administration agreement under which PFPC ("Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.08% of average daily net assets of each Fund up to $500 million; 0.06% of average daily net assets of each Fund in excess $500 million up to $1 billion; and 0.05% of average daily net assets of each Fund in excess of $1 billion.

In addition, the Administrator also provides certain fund accounting and administration services, fees for which are included in the administration fees on the Statement of Operations. The Administrator also serves as transfer agent for the Funds pursuant to a Transfer Agency and Services Agreement with the Trust effective March 1, 1998.

PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC, serves as the distributor of the Funds. The Trust has adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Distributor Class of Growth Fund. The Distributor may be paid a fee of up to 0.25% of the average daily net assets of the Distributor Class of the Fund. The Distributor serves as the exclusive distributor of the shares of the Fund pursuant to the Plan.

NOTE 5 -- TRUSTEE COMPENSATION. The Trust pays each nonaffiliated Trustee an annual retainer of $14,000 ($16,000 for the Audit Chairman and $18,000 for the Meeting Chairman), a fee of $1,500 for each Board of Trustees meeting attended and $1,500 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each receive an additional $500 for each committee meeting attended. Prior to January 26, 2005, the Trust paid each nonaffiliated Trustee an annual retainer of $12,000 ($14,000 for the Chairman), a fee of $1,200 for each Board of Trustees meeting attended and $1,200 for each Board of Trustees committee meeting attended. Also, the Audit Committee Chairman and the Nominating Committee Chairman each received an additional $500 for each committee meeting attended. The Trust also reimburses expenses incurred by each nonaffiliated Trustee in attending such meetings. Trustees who are affiliated receive no compensation from the Trust.

NOTE 6 -- SECURITIES TRANSACTIONS. For the six months ended May 31, 2006, the cost of purchases and the proceeds from sales of the Funds' portfolio securities (excluding short-term investments) amounted to the following:

                                              PURCHASES                           SALES
                                    ------------------------------    ------------------------------
FUND                                U.S. GOVERNMENT      OTHER        U.S. GOVERNMENT      OTHER
----                                ---------------   ------------    ---------------   ------------
Growth Fund.....................     $        --      $ 17,871,274     $        --      $ 27,046,449
Mid-Cap Growth Fund.............              --         6,158,168              --         9,110,663
Multi-Cap Global Value Fund.....              --         5,655,361              --         6,958,560
International Fund..............              --        16,257,284              --        43,919,949
Equity Income Fund..............              --        34,805,765              --         4,812,221

The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at May 31, 2006 for each Fund is as follows:

                                                                           NET
                                         GROSS           GROSS        APPRECIATION/
FUND                                 APPRECIATION     DEPRECIATION    (DEPRECIATION)        COST
----                                ---------------   ------------    --------------    ------------
Growth Fund.....................     $ 7,519,923      $ (2,767,549)   $  4,752,374      $ 59,467,463
Mid-Cap Growth Fund.............      18,061,655        (4,018,823)     14,042,832        93,953,013
Multi-Cap Global Value Fund.....       2,519,876          (103,063)      2,416,813        19,326,775
International Fund..............      46,369,391          (687,853)     45,681,538       135,814,993
Equity Income Fund..............         651,172          (763,505)       (112,333)       30,024,531

NOTE 7 -- CAPITAL SHARES TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are shown in the Statements of Changes in Net Assets.

NOTE 8 -- CAPITAL LOSS CARRYOVERS. At November 30, 2005, Mid-Cap Growth Fund had the following capital loss carryover:

FUND                                CAPITAL LOSS CARRYOVER      EXPIRATION DATE
----                                ----------------------      ----------------
Mid-Cap Growth Fund                       $   397,468                  2012
                                              689,081                  2013

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FORM N-Q. The Trust files complete Portfolio of Investments for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING. Atlantic Whitehall Fund Trust's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-994-2533;
(ii) on Atlantic Whitehall Fund Trust's website at www.atlanticwhitehallfunds.com; and (iii) on the SEC's website at www.sec.gov.

Atlantic Whitehall Fund Trust's Proxy Voting Record for the most recent twelve-month period ended June 30 is available (i) upon request, without charge, by calling 1-800-994-2533 and (ii) on the SEC's website at www.sec.gov.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

ATLANTIC WHITEHALL FUNDS TRUST
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                     BEGINNING        ENDING
                                      ACCOUNT        ACCOUNT                       EXPENSES
                                       VALUE          VALUE         EXPENSE       PAID DURING
                                     12/01/05        05/31/06       RATIO(1)       PERIOD(2)
                                     ---------      ----------      --------      -----------
GROWTH FUND
  ACTUAL FUND RETURN
    Distributor Class...........     $  1,000       $   961.30        1.35%         $  6.60
    Institutional Class.........        1,000           963.00        1.10%            5.38

  HYPOTHETICAL 5% RETURN
    Distributor Class...........     $  1,000       $ 1,018.20        1.35%         $  6.79
    Institutional Class.........        1,000         1,019.45        1.10%            5.54

MID-CAP GROWTH FUND
  ACTUAL FUND RETURN
    Institutional Class.........     $  1,000       $ 1,011.10        1.16%         $  5.82

  HYPOTHETICAL 5% RETURN
    Institutional Class.........     $  1,000       $ 1,019.15        1.16%         $  5.84

MULTI-CAP GLOBAL VALUE FUND
  ACTUAL FUND RETURN
    Institutional Class.........     $  1,000       $ 1,112.10        1.30%         $  6.85

  HYPOTHETICAL 5% RETURN
    Institutional Class.........     $  1,000       $ 1,018.45        1.30%         $  6.54

INTERNATIONAL FUND
  ACTUAL FUND RETURN
    Institutional Class.........     $  1,000       $ 1,154.20        1.50%         $  8.06

  HYPOTHETICAL 5% RETURN
    Institutional Class.........     $  1,000       $ 1,017.45        1.50%         $  7.54

EQUITY INCOME FUND
  ACTUAL FUND RETURN
    Institutional Class.........     $  1,000       $   997.00        1.10%         $  5.48

  HYPOTHETICAL 5% RETURN
    Institutional Class.........     $  1,000       $ 1,019.45        1.10%         $  5.54

(1)   Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------

ATLANTIC WHITEHALL FUNDS TRUST

An investment in shares of the Trust is neither insured nor guaranteed by the FDIC or the U.S. Government. Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Atlantic Trust Group, Inc. its subsidiaries or affiliates, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and may involve investment risk, including the possible loss of principal.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The views contained herein are subject to change at any time based on market and other conditions.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

ATLANTIC WHITEHALL
FUNDS TRUST

BOARD OF TRUSTEES

Pierre de St. Phalle, Chairman*

Susan V. Machtiger,Trustee*

Tracy L. Nixon, Trustee*

John R. Preston, Trustee*

Jeffrey Thomas, Trustee

-------------------------------------

OFFICERS

Jeffrey Thomas, President & Chief
                Executive Officer

Robert B. Saccone, Vice President & Assistant Treasurer

Kenneth Kozanda, Treasurer & Chief Financial Officer

Gabrielle Bailey, Secretary & Chief Legal Officer

Gregory Campbell, Chief Compliance Officer & Assistant Secretary


*     Non Affiliated Trustee

INVESTMENT ADVISOR

Stein Roe Investment Counsel, Inc.
1330 Avenue of the Americas
30th Floor
New York, NY 10019

ADMINISTRATOR

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

DISTRIBUTOR

PFPC Distributors, Inc.
760 Moore Road
King of Prussia,PA 19406

CUSTODIAN

State Street Bank and Trust Company
150 Newport Avenue
North Quincy, MA 02171

COUNSEL

Dechert LLP
1775 I Street, NW
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
5 Times Square
New York, NY 10036

                            ATLANTIC WHITEHALL FUNDS

           50 Rockefeller Plaza, 15th Floor o New York, NY 10020-1605
                  800 994 2533 o www.atlanticwhitehallfunds.com


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ATLANTIC WHITEHALL FUNDS TRUST

By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date 08/02/2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JEFFREY S. THOMAS
                         -------------------------------------------------------
                           Jeffrey S. Thomas, Chief Executive Officer
                           (principal executive officer)

Date 08/02/2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ KENNETH KOZANDA
                         -------------------------------------------------------
                           Kenneth Kozanda, Chief Financial Officer
                           (principal financial officer)

Date 08/02/2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.